UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336
                                   ---------

                     Franklin Templeton International Trust
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 10/31/05
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                         OCTOBER 31, 2005
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                                                  A Series of Franklin Templeton
                                                  International Trust

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER              INTERNATIONAL
--------------------------------------------------------------------------------

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                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                  TEMPLETON FOREIGN
                SMALLER COMPANIES FUND               Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .....................................................    1

ANNUAL REPORT

Templeton Foreign Smaller Companies Fund ...............................    3

Performance Summary ....................................................    8

Your Fund's Expenses ...................................................   13

Financial Highlights and Statement of Investments ......................   15

Financial Statements ...................................................   23

Notes to Financial Statements ..........................................   27

Report of Independent Registered Public Accounting Firm ................   36

Tax Designation ........................................................   37

Board Members and Officers ............................................    41

Shareholder Information ................................................   46

--------------------------------------------------------------------------------

ANNUAL REPORT

TEMPLETON FOREIGN SMALLER COMPANIES FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the United States, including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN*
Based on Total Net Assets as of 10/31/05

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asia .......................... 51.6%
Europe ........................ 31.6%
North America ................. 11.7%
Australia & New Zealand .......  3.4%
Latin America .................  2.2%

* Short-term investments and other net assets = -0.5% due to liabilities in excess of assets.

--------------------------------------------------------------------------------

This annual report for Templeton Foreign Smaller Companies Fund covers the fiscal year ended October 31, 2005.

PERFORMANCE OVERVIEW

Templeton Foreign Smaller Companies Fund - Class A posted a +15.00% cumulative total return for the 12 months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which posted an +18.59% total return for the same period.(1) The Fund also underperformed the S&P/Citigroup

(1). Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

Global Equity ex-U.S. less than $2 Billion Index, a more relevant index that had a +26.82% cumulative total return over the reporting period.(2) Please note that index performance information is provided for reference and that we do not attempt to track an index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

The global economic recovery continued in the 12-month period ended October 31, 2005. U.S. gross domestic product (GDP) expanded throughout 2005 despite sustained high oil prices and recent hurricane damage in the U.S. Gulf States. Apart from western Europe, foreign growth appeared to be beating the expectations of a slowdown. China's industrial production and GDP expanded, and Japan's economic outlook appeared brighter. The reelection of Prime Minister Junichiro Koizumi gave investors confidence about pending structural reforms, such as the privatization of Japan's postal system, which also serves as a savings bank and insurance company. However, many observers were skeptical about the possibility for sustained economic growth, given the country's recent history of periodically alternating good and bad results.

Oil prices remained a major concern for the global economy as they climbed higher, amid concerns about long-term supply limitations in the face of strong growth in global demand, especially from China and India. In continental Europe, consumer and business sentiment was weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment in Germany and France remained at or above 10%.(3) Largely in consideration of these factors, the European Central Bank lowered its 2005 GDP growth estimate for the 12-nation euro zone. In the political arena, France and the Netherlands defeated a referendum to adopt a European constitution, raising some uncertainty about the European Union's political future. Germany's parliamentary election was highly contested, with both incumbent Chancellor Gerhard Schroder and challenger Angela Merkel from the Christian Democratic Party failing to produce a clear majority in what was Germany's closest election since World War II. Ultimately, Angela Merkel became Germany's chancellor.

(2) Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3) Sources: Deutsche Bundesbank (Germany); INSEE National Statistics Office (France). Unemployment data for France as of 9/30/05.


4 | Annual Report

Despite the predominantly weak outlook for the European economy, many European equity markets performed well. For the 12-month period, European equity markets returned +23.24%, as measured by the MSCI Europe Index, using the local currencies of this index's constituents.(4) The MSCI Pacific Index, which includes Japan, returned +30.83% in local currencies over the same period.(5) U.S. markets, as measured by the MSCI USA Index, returned +9.44%.(6) A strong recovery in corporate profitability was a major catalyst for global equity markets' robust performance.

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.

MANAGER'S DISCUSSION

During the fiscal year under review, several holdings benefited the Fund's performance. For example, Denmark's Vestas Wind Systems, the world's leading wind turbine manufacturer, appreciated in value 74% for the 12 months under review. The company had a 34% market share as of August 2005 and a reputation for providing reliable and efficient products. Its competitive advantage is its technological ability to develop durable, reliable and cost effective wind turbines, an objective that other companies have failed to accomplish. We believe the company may benefit from increased demand for environmentally friendly power sources in coming years as wind power is a cheap, renewable energy source without the environmental degradation associated with traditional power sources.

The Fund's performance was also helped by Iluka Resources's stock price appreciation. Australia-based Iluka is involved in the mining, concentration and

(4) Source: Standard & Poor's Micropal. The MSCI Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

(5) Source: Standard & Poor's Micropal. The MSCI Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

(6) Source: Standard & Poor's Micropal. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


                                                               Annual Report | 5

TOP 10 SECTORS/INDUSTRIES
10/31/05

--------------------------------------------------
                                        % OF TOTAL
                                        NET ASSETS
--------------------------------------------------
Commercial Services & Supplies                8.1%
--------------------------------------------------
Commercial Banks                              7.5%
--------------------------------------------------
Machinery                                     6.8%
--------------------------------------------------
Electronic Equipment & Instruments            5.3%
--------------------------------------------------
Textiles, Apparel & Luxury Goods              4.6%
--------------------------------------------------
Electrical Equipment                          4.1%
--------------------------------------------------
Communications Equipment                      4.1%
--------------------------------------------------
Auto Components                               3.6%
--------------------------------------------------
Paper & Forest Products                       3.6%
--------------------------------------------------
Health Care Providers & Services              3.5%
--------------------------------------------------

separation of mineral sands and titanium. The company also produces ilmenite and other titaniferous concentrates, zircon and synthetic rutile, and it explores for coal. Iluka is the market leader in zircon, which experienced a sharp supply deficit and enjoyed strong prices during the period. Zircon prices increased from $450 per ton at the beginning of 2004 to $650 per ton by period-end. Iluka's management team anticipated zircon prices as high as $750 per ton within the next year. In this environment, the company's shares appreciated significantly. In addition, the shares also rose in value following the actions of Kolsen, a consortium associated with Buka Minerals, which built a 7.2% holding in Iluka that contributed to speculation about a takeover bid. We sold our Iluka holdings by period-end, realizing profits for the Fund, as the stock's strong performance eliminated the discount to intrinsic value that we had previously identified.

Novar also aided Fund performance. The British company offers building security systems, aluminum products and security printing services. It appeared attractive to us because of its relatively low valuation coupled with strong market positions for many of its products. We also were attracted to the company's relatively high dividend yield. Novar performed well during the period as Honeywell International, a large, American multinational corporation, agreed to purchase Novar to expand into building products. Due to the sharp price increase in Novar's stock during the period, we sold our position.

Some Fund holdings did not perform well during the Fund's fiscal year. One example is Fountain Set Holdings, which manufactures and supplies cotton knitted fabrics in Asia. The company's products are supplied to garment manufacturers who then produce apparel for some of the world's most popular brands. Fountain Set shares were under pressure during the period largely as a result of surging cotton prices, which account for a significant portion of knitted fabrics' manufacturing costs. The company was unable to pass on the entire price increase to its customers, which contributed to profit margin pressure. Based on our long-term strategy, we believed Fountain Set's shares were undervalued because cotton prices were expected to ultimately weaken. In addition, the company possesses vertically integrated fabric-manufacturing facilities, which allow for fine-quality fabric production at competitive prices. Economies of scale and the large capital requirements for manufacturing knitted fabrics also create significant barriers to entry and add to Fountain Set's attractiveness in our opinion.

Also hindering performance was Taiwan's AcBel Polytech, a manufacturer of standard and custom switching power supplies and power system products. The company's products include low voltage switching regulators, direct current converters and power supplies for personal computers, web services and telecommunications. Despite being in a historically stable business, the company experienced disappointing results due to an unfavorable product mix. We believed that the issues pressuring the company were temporary, and that AcBel's longer-term fundamentals remained solid. Moreover, the stock's


6 | Annual Report
dividend yield and relatively low price-to-earnings ratio based on forward earnings at period-end offered compelling value, in our opinion.

Ngai Lik Industrial Holding was another detractor from Fund performance during the period. The Hong Kong consumer electronics company manufactures miniature hi-fi systems, CD and DVD players, and digital cameras. Its low priced, value-for-money products are designed and developed in-house and sold directly under customers' private labels. The company's shares were under pressure as a result of pricing pressures from the company's top customer, Wal-Mart; a weaker consumer spending outlook; profit margin pressure from higher energy prices; and uncertainty over an intended change in its product mix to concentrate on low plastic-content MP3 and portable DVD players. We believed the company's shares represented value as Ngai Lik had solid growth prospects not reflected in its low valuation of six times price-to-earnings ratio and 0.7 times price-to-book value at period-end.

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]                 /s/ Tucker Scott

                                Tucker Scott, CFA


[PHOTO OMITTED]                 /s/ Cynthia Sweeting

                                Cynthia Sweeting, CFA

                                Portfolio Management Team
                                Templeton Foreign Smaller Companies Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS
10/31/05

----------------------------------------------------
COMPANY                                   % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                  NET ASSETS
----------------------------------------------------
D-Link Corp.                                    4.1%
  COMMUNICATIONS EQUIPMENT, TAIWAN
----------------------------------------------------
Daegu Bank Co. Ltd.                             2.9%
  COMMERCIAL BANKS, SOUTH KOREA
----------------------------------------------------
Bank of Pusan                                   2.8%
  COMMERCIAL BANKS, SOUTH KOREA
----------------------------------------------------
Halla Climate Control Co. Ltd.                  2.8%
  AUTO COMPONENTS, SOUTH KOREA
----------------------------------------------------
Housing Development Finance Corp. Ltd.          2.6%
  THRIFTS & MORTGAGE FINANCE, INDIA
----------------------------------------------------
Vestas Wind Systems AS, ord. & 144A             2.4%
  ELECTRICAL EQUIPMENT, DENMARK
----------------------------------------------------
Sohgo Security Services Co. Ltd.                1.9%
  COMMERCIAL SERVICES & SUPPLIES, JAPAN
----------------------------------------------------
Gujarat Ambuja Cements Ltd.                     1.9%
  CONSTRUCTION MATERIALS, INDIA
----------------------------------------------------
Tata Motors Ltd.                                1.8%
  MACHINERY, INDIA
----------------------------------------------------
Giant Manufacturing Co.                         1.8%
  LEISURE EQUIPMENT & PRODUCTS, TAIWAN
----------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE SUMMARY AS OF 10/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FINEX)                          CHANGE    10/31/05     10/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.20      $19.60       $19.40
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2357
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.2795
--------------------------------------------------------------------------------
Long-Term Capital Gain                $2.1587
--------------------------------------------------------------------------------
   TOTAL                              $2.6739
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                            CHANGE    10/31/05     10/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.14      $19.21       $19.07
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.0964
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.2795
--------------------------------------------------------------------------------
Long-Term Capital Gain                $2.1587
--------------------------------------------------------------------------------
   TOTAL                              $2.5346
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCFSX)                          CHANGE    10/31/05     10/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.13      $19.25       $19.12
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.1052
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.2795
--------------------------------------------------------------------------------
Long-Term Capital Gain                $2.1587
--------------------------------------------------------------------------------
   TOTAL                              $2.5434
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FTFAX)                    CHANGE    10/31/05     10/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.21      $19.67       $19.46
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
Dividend Income                       $0.2816
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.2795
--------------------------------------------------------------------------------
Long-Term Capital Gain                $2.1587
--------------------------------------------------------------------------------
   TOTAL                              $2.7198
--------------------------------------------------------------------------------

Templeton Foreign Smaller Companies Fund paid distributions derived from long-term capital gains totaling $2.1587 per share in December 2004 and October 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3)(C).


8 | Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------
                                                                                SINCE CHANGES
                                                                                IN INVESTMENT
                                                                                  POLICIES
CLASS A                                  1-YEAR        5-YEAR       10-YEAR     (10/1/96)(5)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +15.00%       +67.21%      +140.38%       +107.55%
---------------------------------------------------------------------------------------------
Average Annual Total Return(2)           +8.41%        +9.52%        +8.52%         +7.66%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,841       $15,759       $22,651        $19,556
---------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)     +16.73%        +9.40%        +8.73%         +8.36%
---------------------------------------------------------------------------------------------
                                                                  INCEPTION
CLASS B                                  1-YEAR        5-YEAR      (1/1/99)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +14.10%       +60.64%       +87.74%
---------------------------------------------------------------------------------------------
Average Annual Total Return(2)          +10.10%        +9.67%        +9.66%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $11,010       $15,864       $18,774
---------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)     +18.94%        +9.55%       +10.64%
---------------------------------------------------------------------------------------------
                                                                  INCEPTION
CLASS C                                  1-YEAR        5-YEAR      (7/1/98)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +14.12%       +60.64%       +66.30%
---------------------------------------------------------------------------------------------
Average Annual Total Return(2)          +13.12%        +9.94%        +7.18%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $11,312       $16,064       $16,630
---------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)     +21.93%        +9.81%        +8.04%
---------------------------------------------------------------------------------------------
                                                                                SINCE CHANGES
                                                                                IN INVESTMENT
                                                                                  POLICIES
ADVISOR CLASS(6)                         1-YEAR        5-YEAR       10-YEAR     (10/1/96)(5)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +15.26%       +69.26%      +147.27%       +113.97%
---------------------------------------------------------------------------------------------
Average Annual Total Return(2)          +15.26%       +11.10%        +9.48%         +8.73%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $11,526       $16,926       $24,727        $21,397
---------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)     +24.19%       +10.98%        +9.69%         +8.71%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS A                          10/31/05
-----------------------------------------
1-Year                             +8.41%
-----------------------------------------
5-Year                             +9.52%
-----------------------------------------
10-Year                            +8.52%
-----------------------------------------

CLASS A (11/1/95-10/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             TEMPLETON FOREIGN SMALLER  MSCI EAFE   S&P/CITIGROUP GLOBAL EQUITY
             COMPANIES FUND - CLASS A   INDEX(7)   EX-U.S. < $2 BILLION INDEX(7)
             ------------------------   ---------  -----------------------------
 11/1/1995            $ 9,423            $10,000              $10,000
11/30/1995            $ 9,466            $10,281              $10,134
12/31/1995            $ 9,567            $10,698              $10,516
 1/31/1996            $ 9,910            $10,744              $10,853
 2/29/1996            $10,183            $10,783              $10,962
 3/31/1996            $10,339            $11,015              $11,193
 4/30/1996            $10,651            $11,338              $11,779
 5/31/1996            $10,807            $11,132              $11,659
 6/30/1996            $10,842            $11,197              $11,642
 7/31/1996            $10,496            $10,873              $11,160
 8/31/1996            $10,756            $10,899              $11,308
 9/30/1996            $10,890            $11,192              $11,413
10/31/1996            $11,165            $11,080              $11,400
11/30/1996            $11,472            $11,524              $11,637
12/31/1996            $11,880            $11,378              $11,433
 1/31/1997            $11,981            $10,983              $11,404
 2/28/1997            $12,158            $11,165              $11,661
 3/31/1997            $12,226            $11,208              $11,432
 4/30/1997            $12,099            $11,270              $11,257
 5/31/1997            $12,487            $12,006              $11,876
 6/30/1997            $12,951            $12,671              $12,154
 7/31/1997            $13,078            $12,879              $12,007
 8/31/1997            $13,154            $11,920              $11,348
 9/30/1997            $13,773            $12,590              $11,432
10/31/1997            $12,756            $11,625              $10,722
11/30/1997            $12,392            $11,509              $10,037
12/31/1997            $12,225            $11,612              $ 9,753
 1/31/1998            $11,910            $12,146              $ 9,941
 2/28/1998            $12,883            $12,928              $10,739
 3/31/1998            $13,459            $13,329              $11,167
 4/30/1998            $13,630            $13,438              $11,208
 5/31/1998            $13,414            $13,376              $11,000
 6/30/1998            $12,825            $13,480              $10,490
 7/31/1998            $12,653            $13,620              $10,276
 8/31/1998            $10,972            $11,935              $ 8,754
 9/30/1998            $10,692            $11,572              $ 8,720
10/31/1998            $11,153            $12,782              $ 9,420
11/30/1998            $11,523            $13,440              $ 9,763
12/31/1998            $11,428            $13,973              $ 9,883
 1/31/1999            $11,162            $13,935              $ 9,745
 2/28/1999            $11,088            $13,606              $ 9,596
 3/31/1999            $11,704            $14,178              $10,294
 4/30/1999            $12,843            $14,755              $11,202
 5/31/1999            $12,659            $13,999              $10,972
 6/30/1999            $13,327            $14,548              $11,665
 7/31/1999            $13,641            $14,984              $11,940
 8/31/1999            $13,779            $15,042              $12,147
 9/30/1999            $13,383            $15,196              $12,019
10/31/1999            $13,318            $15,769              $11,942
11/30/1999            $13,484            $16,320              $12,227
12/31/1999            $14,316            $17,788              $12,884
 1/31/2000            $14,130            $16,661              $12,903
 2/29/2000            $14,148            $17,113              $13,229
 3/31/2000            $14,923            $17,779              $13,292
 4/30/2000            $14,456            $16,847              $12,329
 5/31/2000            $14,438            $16,439              $12,114
 6/30/2000            $15,190            $17,085              $12,857
 7/31/2000            $15,077            $16,372              $12,351
 8/31/2000            $15,200            $16,518              $12,720
 9/30/2000            $14,345            $15,717              $12,065
10/31/2000            $13,546            $15,349              $11,175
11/30/2000            $13,321            $14,776              $10,780
12/31/2000            $13,851            $15,305              $11,044
 1/31/2001            $14,529            $15,298              $11,408
 2/28/2001            $14,025            $14,152              $11,108
 3/31/2001            $12,852            $13,215              $10,338
 4/30/2001            $13,541            $14,142              $10,918
 5/31/2001            $14,180            $13,654              $11,017
 6/30/2001            $13,740            $13,101              $10,708
 7/31/2001            $13,466            $12,863              $10,273
 8/31/2001            $13,086            $12,540              $10,287
 9/30/2001            $11,359            $11,273              $ 9,002
10/31/2001            $11,612            $11,561              $ 9,331
11/30/2001            $12,354            $11,988              $ 9,782
12/31/2001            $12,918            $12,060              $ 9,968
 1/31/2002            $13,067            $11,420              $ 9,922
 2/28/2002            $13,334            $11,500              $10,060
 3/31/2002            $14,246            $12,128              $10,649
 4/30/2002            $14,702            $12,216              $10,903
 5/31/2002            $15,119            $12,382              $11,196
 6/30/2002            $14,337            $11,894              $10,711
 7/31/2002            $13,195            $10,720              $ 9,992
 8/31/2002            $12,857            $10,699              $ 9,920
 9/30/2002            $11,774            $ 9,552              $ 9,061
10/31/2002            $12,191            $10,066              $ 9,135
11/30/2002            $12,569            $10,525              $ 9,469
12/31/2002            $12,457            $10,171              $ 9,426
 1/31/2003            $12,077            $ 9,748              $ 9,434
 2/28/2003            $11,676            $ 9,525              $ 9,333
 3/31/2003            $11,486            $ 9,345              $ 9,218
 4/30/2003            $12,597            $10,271              $ 9,889
 5/31/2003            $13,617            $10,903              $10,739
 6/30/2003            $14,107            $11,173              $11,287
 7/31/2003            $14,809            $11,445              $11,716
 8/31/2003            $15,602            $11,724              $12,449
 9/30/2003            $16,013            $12,087              $13,077
10/31/2003            $17,067            $12,841              $14,037
11/30/2003            $17,388            $13,129              $14,102
12/31/2003            $18,269            $14,155              $15,007
 1/31/2004            $18,895            $14,356              $15,592
 2/29/2004            $19,501            $14,690              $16,158
 3/31/2004            $19,410            $14,779              $16,785
 4/30/2004            $18,744            $14,457              $16,092
 5/31/2004            $18,663            $14,519              $15,860
 6/30/2004            $19,178            $14,843              $16,449
 7/31/2004            $18,701            $14,364              $15,896
 8/31/2004            $18,701            $14,430              $16,114
 9/30/2004            $19,249            $14,810              $16,726
10/31/2004            $19,696            $15,316              $17,233
11/30/2004            $21,066            $16,366              $18,586
12/31/2004            $21,889            $17,085              $19,508
 1/31/2005            $21,795            $16,773              $19,734
 2/28/2005            $22,657            $17,501              $20,657
 3/31/2005            $22,179            $17,068              $20,151
 4/30/2005            $21,338            $16,686              $19,591
 5/31/2005            $21,619            $16,712              $19,675
 6/30/2005            $22,209            $16,940              $20,216
 7/31/2005            $23,084            $17,461              $21,100
 8/31/2005            $23,084            $17,907              $21,600
 9/30/2005            $23,844            $18,708              $22,650
10/31/2005            $22,651            $18,163              $21,857

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B                          10/31/05
-----------------------------------------
1-Year                            +10.10%
-----------------------------------------
5-Year                             +9.67%
-----------------------------------------
Since Inception (1/1/99)           +9.66%
-----------------------------------------

CLASS B (1/1/99-10/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             TEMPLETON FOREIGN SMALLER  MSCI EAFE   S&P/CITIGROUP GLOBAL EQUITY
             COMPANIES FUND - CLASS B   INDEX(7)   EX-U.S. < $2 BILLION INDEX(7)
             ------------------------   ---------  ----------------------------
  1/1/1999            $10,000            $10,000              $10,000
 1/31/1999            $ 9,767            $ 9,973              $ 9,861
 2/28/1999            $ 9,703            $ 9,737              $ 9,710
 3/31/1999            $10,233            $10,146              $10,416
 4/30/1999            $11,198            $10,560              $11,335
 5/31/1999            $11,037            $10,018              $11,102
 6/30/1999            $11,613            $10,411              $11,804
 7/31/1999            $11,880            $10,723              $12,081
 8/31/1999            $12,001            $10,764              $12,292
 9/30/1999            $11,646            $10,875              $12,161
10/31/1999            $11,581            $11,285              $12,084
11/30/1999            $11,718            $11,679              $12,372
12/31/1999            $12,426            $12,730              $13,037
 1/31/2000            $12,263            $11,923              $13,056
 2/29/2000            $12,271            $12,246              $13,387
 3/31/2000            $12,932            $12,724              $13,450
 4/30/2000            $12,516            $12,056              $12,476
 5/31/2000            $12,492            $11,764              $12,257
 6/30/2000            $13,136            $12,227              $13,010
 7/31/2000            $13,029            $11,717              $12,497
 8/31/2000            $13,127            $11,821              $12,871
 9/30/2000            $12,383            $11,248              $12,208
10/31/2000            $11,687            $10,984              $11,307
11/30/2000            $11,482            $10,575              $10,908
12/31/2000            $11,934            $10,953              $11,175
 1/31/2001            $12,514            $10,948              $11,543
 2/28/2001            $12,069            $10,128              $11,240
 3/31/2001            $11,060            $ 9,457              $10,461
 4/30/2001            $11,640            $10,121              $11,047
 5/31/2001            $12,178            $ 9,771              $11,148
 6/30/2001            $11,789            $ 9,375              $10,835
 7/31/2001            $11,552            $ 9,206              $10,395
 8/31/2001            $11,206            $ 8,974              $10,409
 9/30/2001            $ 9,720            $ 8,067              $ 9,109
10/31/2001            $ 9,939            $ 8,274              $ 9,442
11/30/2001            $10,556            $ 8,579              $ 9,898
12/31/2001            $11,025            $ 8,630              $10,087
 1/31/2002            $11,153            $ 8,172              $10,039
 2/28/2002            $11,375            $ 8,230              $10,180
 3/31/2002            $12,143            $ 8,679              $10,775
 4/30/2002            $12,519            $ 8,742              $11,033
 5/31/2002            $12,877            $ 8,861              $11,329
 6/30/2002            $12,199            $ 8,512              $10,838
 7/31/2002            $11,225            $ 7,672              $10,111
 8/31/2002            $10,926            $ 7,656              $10,038
 9/30/2002            $ 9,995            $ 6,836              $ 9,169
10/31/2002            $10,345            $ 7,204              $ 9,244
11/30/2002            $10,662            $ 7,532              $ 9,581
12/31/2002            $10,552            $ 7,279              $ 9,538
 1/31/2003            $10,227            $ 6,976              $ 9,546
 2/28/2003            $ 9,884            $ 6,816              $ 9,444
 3/31/2003            $ 9,712            $ 6,687              $ 9,328
 4/30/2003            $10,638            $ 7,351              $10,007
 5/31/2003            $11,495            $ 7,803              $10,866
 6/30/2003            $11,904            $ 7,996              $11,422
 7/31/2003            $12,487            $ 8,191              $11,856
 8/31/2003            $13,147            $ 8,390              $12,597
 9/30/2003            $13,482            $ 8,650              $13,233
10/31/2003            $14,365            $ 9,190              $14,204
11/30/2003            $14,622            $ 9,396              $14,269
12/31/2003            $15,354            $10,130              $15,185
 1/31/2004            $15,870            $10,274              $15,778
 2/29/2004            $16,370            $10,513              $16,350
 3/31/2004            $16,284            $10,576              $16,985
 4/30/2004            $15,724            $10,346              $16,283
 5/31/2004            $15,638            $10,391              $16,049
 6/30/2004            $16,065            $10,623              $16,644
 7/31/2004            $15,651            $10,279              $16,085
 8/31/2004            $15,642            $10,327              $16,305
 9/30/2004            $16,091            $10,598              $16,925
10/31/2004            $16,453            $10,961              $17,438
11/30/2004            $17,592            $11,712              $18,807
12/31/2004            $18,260            $12,227              $19,739
 1/31/2005            $18,172            $12,003              $19,968
 2/28/2005            $18,884            $12,525              $20,903
 3/31/2005            $18,471            $12,215              $20,391
 4/30/2005            $17,758            $11,941              $19,824
 5/31/2005            $17,978            $11,960              $19,909
 6/30/2005            $18,463            $12,123              $20,457
 7/31/2005            $19,176            $12,496              $21,351
 8/31/2005            $19,167            $12,815              $21,857
 9/30/2005            $19,783            $13,388              $22,919
10/31/2005            $18,774            $12,998              $22,117


10 | Annual Report

CLASS C (7/1/98-10/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             TEMPLETON FOREIGN SMALLER  MSCI EAFE   S&P/CITIGROUP GLOBAL EQUITY
             COMPANIES FUND - CLASS C   INDEX(7)   EX-U.S. < $2 BILLION INDEX(7)
            -------------------------   ---------  -----------------------------
  7/1/1998            $10,000            $10,000             $10,000
 7/31/1998            $ 9,838            $10,104             $ 9,796
 8/31/1998            $ 8,524            $ 8,854             $ 8,345
 9/30/1998            $ 8,306            $ 8,585             $ 8,313
10/31/1998            $ 8,658            $ 9,482             $ 8,979
11/30/1998            $ 8,939            $ 9,970             $ 9,307
12/31/1998            $ 8,868            $10,366             $ 9,421
 1/31/1999            $ 8,655            $10,338             $ 9,290
 2/28/1999            $ 8,591            $10,094             $ 9,148
 3/31/1999            $ 9,054            $10,518             $ 9,813
 4/30/1999            $ 9,930            $10,946             $10,678
 5/31/1999            $ 9,780            $10,385             $10,459
 6/30/1999            $10,292            $10,792             $11,120
 7/31/1999            $10,528            $11,116             $11,381
 8/31/1999            $10,635            $11,159             $11,580
 9/30/1999            $10,321            $11,273             $11,457
10/31/1999            $10,256            $11,698             $11,383
11/30/1999            $10,385            $12,107             $11,656
12/31/1999            $11,018            $13,196             $12,281
 1/31/2000            $10,867            $12,360             $12,300
 2/29/2000            $10,874            $12,695             $12,611
 3/31/2000            $11,464            $13,189             $12,670
 4/30/2000            $11,090            $12,498             $11,753
 5/31/2000            $11,068            $12,195             $11,547
 6/30/2000            $11,639            $12,675             $12,256
 7/31/2000            $11,545            $12,146             $11,773
 8/31/2000            $11,632            $12,254             $12,125
 9/30/2000            $10,974            $11,659             $11,501
10/31/2000            $10,353            $11,386             $10,652
11/30/2000            $10,165            $10,962             $10,276
12/31/2000            $10,557            $11,354             $10,528
 1/31/2001            $11,069            $11,349             $10,874
 2/28/2001            $10,683            $10,499             $10,588
 3/31/2001            $ 9,786            $ 9,804             $ 9,855
 4/30/2001            $10,298            $10,491             $10,407
 5/31/2001            $10,780            $10,129             $10,502
 6/30/2001            $10,434            $ 9,719             $10,207
 7/31/2001            $10,226            $ 9,543             $ 9,793
 8/31/2001            $ 9,928            $ 9,303             $ 9,806
 9/30/2001            $ 8,617            $ 8,363             $ 8,581
10/31/2001            $ 8,803            $ 8,577             $ 8,895
11/30/2001            $ 9,354            $ 8,893             $ 9,324
12/31/2001            $ 9,772            $ 8,946             $ 9,502
 1/31/2002            $ 9,885            $ 8,472             $ 9,458
 2/28/2002            $10,081            $ 8,532             $ 9,590
 3/31/2002            $10,767            $ 8,997             $10,151
 4/30/2002            $11,106            $ 9,062             $10,394
 5/31/2002            $11,415            $ 9,185             $10,672
 6/30/2002            $10,817            $ 8,823             $10,210
 7/31/2002            $ 9,949            $ 7,953             $ 9,525
 8/31/2002            $ 9,685            $ 7,937             $ 9,457
 9/30/2002            $ 8,870            $ 7,086             $ 8,638
10/31/2002            $ 9,180            $ 7,468             $ 8,708
11/30/2002            $ 9,459            $ 7,808             $ 9,026
12/31/2002            $ 9,360            $ 7,546             $ 8,986
 1/31/2003            $ 9,072            $ 7,231             $ 8,993
 2/28/2003            $ 8,769            $ 7,066             $ 8,897
 3/31/2003            $ 8,618            $ 6,932             $ 8,787
 4/30/2003            $ 9,421            $ 7,620             $ 9,427
 5/31/2003            $10,185            $ 8,089             $10,237
 6/30/2003            $10,548            $ 8,289             $10,760
 7/31/2003            $11,063            $ 8,491             $11,169
 8/31/2003            $11,647            $ 8,697             $11,867
 9/30/2003            $11,942            $ 8,967             $12,466
10/31/2003            $12,723            $ 9,526             $13,381
11/30/2003            $12,950            $ 9,740             $13,443
12/31/2003            $13,601            $10,501             $14,306
 1/31/2004            $14,057            $10,650             $14,863
 2/29/2004            $14,498            $10,898             $15,403
 3/31/2004            $14,429            $10,963             $16,001
 4/30/2004            $13,928            $10,725             $15,340
 5/31/2004            $13,852            $10,771             $15,119
 6/30/2004            $14,230            $11,012             $15,680
 7/31/2004            $13,864            $10,656             $15,153
 8/31/2004            $13,856            $10,705             $15,361
 9/30/2004            $14,253            $10,987             $15,944
10/31/2004            $14,573            $11,362             $16,427
11/30/2004            $15,579            $12,141             $17,717
12/31/2004            $16,175            $12,674             $18,596
 1/31/2005            $16,097            $12,443             $18,811
 2/28/2005            $16,726            $12,983             $19,692
 3/31/2005            $16,361            $12,662             $19,209
 4/30/2005            $15,732            $12,379             $18,675
 5/31/2005            $15,926            $12,398             $18,756
 6/30/2005            $16,355            $12,567             $19,271
 7/31/2005            $16,984            $12,953             $20,114
 8/31/2005            $16,976            $13,284             $20,590
 9/30/2005            $17,521            $13,879             $21,591
10/31/2005            $16,630            $13,474             $20,835

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS C                          10/31/05
-----------------------------------------
1-Year                            +13.12%
-----------------------------------------
5-Year                             +9.94%
-----------------------------------------
Since Inception (7/1/98)           +7.18%
-----------------------------------------

ADVISOR CLASS (11/1/95-10/31/05)(6)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             TEMPLETON FOREIGN SMALLER
                 COMPANIES FUND -       MSCI EAFE   S&P/Citigroup Global Equity
                   ADVISOR CLASS        INDEX(7)   EX-U.S. < $2 BILLION INDEX(7)
            -------------------------   ---------  -----------------------------
 11/1/1995            $10,000            $10,000              $10,000
11/30/1995            $10,045            $10,281              $10,134
12/31/1995            $10,153            $10,698              $10,516
 1/31/1996            $10,517            $10,744              $10,853
 2/29/1996            $10,806            $10,783              $10,962
 3/31/1996            $10,972            $11,015              $11,193
 4/30/1996            $11,303            $11,338              $11,779
 5/31/1996            $11,468            $11,132              $11,659
 6/30/1996            $11,506            $11,197              $11,642
 7/31/1996            $11,139            $10,873              $11,160
 8/31/1996            $11,414            $10,899              $11,308
 9/30/1996            $11,556            $11,192              $11,413
10/31/1996            $11,849            $11,080              $11,400
11/30/1996            $12,175            $11,524              $11,637
12/31/1996            $12,607            $11,378              $11,433
 1/31/1997            $12,805            $10,983              $11,404
 2/28/1997            $12,993            $11,165              $11,661
 3/31/1997            $13,075            $11,208              $11,432
 4/30/1997            $12,931            $11,270              $11,257
 5/31/1997            $13,354            $12,006              $11,876
 6/30/1997            $13,859            $12,671              $12,154
 7/31/1997            $14,004            $12,879              $12,007
 8/31/1997            $14,086            $11,920              $11,348
 9/30/1997            $14,766            $12,590              $11,432
10/31/1997            $13,669            $11,625              $10,722
11/30/1997            $13,279            $11,509              $10,037
12/31/1997            $13,095            $11,612              $ 9,753
 1/31/1998            $12,757            $12,146              $ 9,941
 2/28/1998            $13,799            $12,928              $10,739
 3/31/1998            $14,425            $13,329              $11,167
 4/30/1998            $14,609            $13,438              $11,208
 5/31/1998            $14,387            $13,376              $11,000
 6/30/1998            $13,746            $13,480              $10,490
 7/31/1998            $13,570            $13,620              $10,276
 8/31/1998            $11,769            $11,935              $ 8,754
 9/30/1998            $11,479            $11,572              $ 8,720
10/31/1998            $11,963            $12,782              $ 9,420
11/30/1998            $12,370            $13,440              $ 9,763
12/31/1998            $12,267            $13,973              $ 9,883
 1/31/1999            $11,990            $13,935              $ 9,745
 2/28/1999            $11,912            $13,606              $ 9,596
 3/31/1999            $12,572            $14,178              $10,294
 4/30/1999            $13,795            $14,755              $11,202
 5/31/1999            $13,597            $13,999              $10,972
 6/30/1999            $14,321            $14,548              $11,665
 7/31/1999            $14,668            $14,984              $11,940
 8/31/1999            $14,816            $15,042              $12,147
 9/30/1999            $14,390            $15,196              $12,019
10/31/1999            $14,321            $15,769              $11,942
11/30/1999            $14,509            $16,320              $12,227
12/31/1999            $15,397            $17,788              $12,884
 1/31/2000            $15,206            $16,661              $12,903
 2/29/2000            $15,226            $17,113              $13,229
 3/31/2000            $16,070            $17,779              $13,292
 4/30/2000            $15,568            $16,847              $12,329
 5/31/2000            $15,548            $16,439              $12,114
 6/30/2000            $16,357            $17,085              $12,857
 7/31/2000            $16,236            $16,372              $12,351
 8/31/2000            $16,377            $16,518              $12,720
 9/30/2000            $15,458            $15,717              $12,065
10/31/2000            $14,609            $15,349              $11,175
11/30/2000            $14,356            $14,776              $10,780
12/31/2000            $14,929            $15,305              $11,044
 1/31/2001            $15,660            $15,298              $11,408
 2/28/2001            $15,117            $14,152              $11,108
 3/31/2001            $13,863            $13,215              $10,338
 4/30/2001            $14,606            $14,142              $10,918
 5/31/2001            $15,294            $13,654              $11,017
 6/30/2001            $14,820            $13,101              $10,708
 7/31/2001            $14,536            $12,863              $10,273
 8/31/2001            $14,125            $12,540              $10,287
 9/30/2001            $12,262            $11,273              $ 9,002
10/31/2001            $12,546            $11,561              $ 9,331
11/30/2001            $13,336            $11,988              $ 9,782
12/31/2001            $13,945            $12,060              $ 9,968
 1/31/2002            $14,116            $11,420              $ 9,922
 2/28/2002            $14,416            $11,500              $10,060
 3/31/2002            $15,401            $12,128              $10,649
 4/30/2002            $15,895            $12,216              $10,903
 5/31/2002            $16,355            $12,382              $11,196
 6/30/2002            $15,514            $11,894              $10,711
 7/31/2002            $14,278            $10,720              $ 9,992
 8/31/2002            $13,913            $10,699              $ 9,920
 9/30/2002            $12,753            $ 9,552              $ 9,061
10/31/2002            $13,204            $10,066              $ 9,135
11/30/2002            $13,612            $10,525              $ 9,469
12/31/2002            $13,483            $10,171              $ 9,426
 1/31/2003            $13,082            $ 9,748              $ 9,434
 2/28/2003            $12,659            $ 9,525              $ 9,333
 3/31/2003            $12,453            $ 9,345              $ 9,218
 4/30/2003            $13,656            $10,271              $ 9,889
 5/31/2003            $14,773            $10,903              $10,739
 6/30/2003            $15,306            $11,173              $11,287
 7/31/2003            $16,067            $11,445              $11,716
 8/31/2003            $16,926            $11,724              $12,449
 9/30/2003            $17,382            $12,087              $13,077
10/31/2003            $18,534            $12,841              $14,037
11/30/2003            $18,883            $13,129              $14,102
12/31/2003            $19,841            $14,155              $15,007
 1/31/2004            $20,521            $14,356              $15,592
 2/29/2004            $21,190            $14,690              $16,158
 3/31/2004            $21,091            $14,779              $16,785
 4/30/2004            $20,389            $14,457              $16,092
 5/31/2004            $20,302            $14,519              $15,860
 6/30/2004            $20,878            $14,843              $16,449
 7/31/2004            $20,360            $14,364              $15,896
 8/31/2004            $20,360            $14,430              $16,114
 9/30/2004            $20,955            $14,810              $16,726
10/31/2004            $21,451            $15,316              $17,233
11/30/2004            $22,950            $16,366              $18,586
12/31/2004            $23,846            $17,085              $19,508
 1/31/2005            $23,745            $16,773              $19,734
 2/28/2005            $24,692            $17,501              $20,657
 3/31/2005            $24,174            $17,068              $20,151
 4/30/2005            $23,271            $16,686              $19,591
 5/31/2005            $23,576            $16,712              $19,675
 6/30/2005            $24,221            $16,940              $20,216
 7/31/2005            $25,185            $17,461              $21,100
 8/31/2005            $25,196            $17,907              $21,600
 9/30/2005            $26,024            $18,708              $22,650
10/31/2005            $24,727            $18,163              $21,857

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
ADVISOR CLASS(6)                 10/31/05
-----------------------------------------
1-Year                            +15.26%
-----------------------------------------
5-Year                            +11.10%
-----------------------------------------
10-Year                            +9.48%
-----------------------------------------


                                                              Annual Report | 11

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 1/1/97, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.

(6) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +96.13% and +7.92%.

(7) Source: Standard & Poor's Micropal. The S&P/Citigroup Global ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.


12 | Annual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                          VALUE 4/30/05       VALUE 10/31/05     PERIOD* 4/30/05 - 10/31/05
------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,061.50                  $ 7.90
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,017.54                  $ 7.73
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,057.20                  $11.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,013.76                  $11.52
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,057.10                  $11.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,013.76                  $11.52
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,062.50                  $ 6.60
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,018.80                  $ 6.48
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 1.52%;
B: 2.27%; C: 2.27%; and Advisor: 1.27%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL HIGHLIGHTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                ---------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
CLASS A                                              2005             2004          2003          2002         2001
                                                ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $   19.40        $   17.01     $   12.27     $   11.91    $   14.42
                                                ---------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ...................        0.27             0.20          0.13          0.15         0.21

 Net realized and unrealized gains (losses) .        2.61             2.40          4.74          0.45        (2.18)
                                                ---------------------------------------------------------------------
Total from investment operations ............        2.88             2.60          4.87          0.60        (1.97)
                                                ---------------------------------------------------------------------
Less distributions from:

 Net investment income ......................       (0.24)           (0.21)        (0.13)        (0.24)       (0.45)

 Net realized gains .........................       (2.44)              --            --            --        (0.09)
                                                ---------------------------------------------------------------------
Total distributions .........................       (2.68)           (0.21)        (0.13)        (0.24)       (0.54)
                                                ---------------------------------------------------------------------
Redemption fees .............................          --(c)            --(c)         --            --           --
                                                ---------------------------------------------------------------------
Net asset value, end of year ................   $   19.60        $   19.40     $   17.01     $   12.27    $   11.91
                                                =====================================================================

Total return(b) .............................       15.00%           15.40%        39.99%         4.98%      (14.28)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $ 288,564        $ 474,742     $ 350,507     $  71,070    $  60,579

Ratios to average net assets:

 Expenses ...................................        1.57%            1.63%         1.52%         1.63%        1.67%

 Net investment income ......................        1.27%            1.06%         0.91%         1.15%        1.50%

Portfolio turnover rate .....................       36.91%(d)        14.22%         6.37%        27.23%       28.93%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d) Excludes the value of portfolio securities delivered as a result of in-kind redemptions. (Note 8).


                         Annual Report | See notes to financial statements. | 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONTINUED)

                                                ---------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
CLASS B                                              2005             2004          2003          2002         2001
                                                ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $   19.07        $   16.75     $   12.11     $   11.77    $   14.28
                                                ---------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ...................        0.12             0.08          0.07          0.03         0.10

 Net realized and unrealized gains (losses) .        2.56             2.35          4.62          0.46        (2.17)
                                                ---------------------------------------------------------------------
Total from investment operations ............        2.68             2.43          4.69          0.49        (2.07)
                                                ---------------------------------------------------------------------
Less distributions from:

 Net investment income ......................       (0.10)           (0.11)        (0.05)        (0.15)       (0.35)

 Net realized gains .........................       (2.44)              --            --            --        (0.09)
                                                ---------------------------------------------------------------------
Total distributions .........................       (2.54)           (0.11)        (0.05)        (0.15)       (0.44)
                                                ---------------------------------------------------------------------
Redemption fees .............................          --(c)            --(c)         --            --           --
                                                ---------------------------------------------------------------------
Net asset value, end of year ................   $   19.21        $   19.07     $   16.75     $   12.11    $   11.77
                                                =====================================================================

Total return(b) .............................       14.10%           14.54%        38.85%         4.09%      (14.95)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $   7,576        $   6,539     $   3,352     $   1,691    $     550

Ratios to average net assets:

 Expenses ...................................        2.32%            2.38%         2.27%         2.38%        2.46%

 Net investment income ......................        0.52%            0.31%         0.16%         0.40%        0.74%

Portfolio turnover rate .....................       36.91%(d)        14.22%         6.37%        27.23%       28.93%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d) Excludes the value of portfolio securities delivered as a result of in-kind redemptions. (Note 8).


16 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONTINUED)

                                                ---------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
CLASS C                                              2005             2004          2003          2002         2001
                                                ---------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $   19.12        $   16.79     $   12.17     $   11.82    $   14.33
                                                ---------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ...................        0.13             0.06          0.06          0.05         0.09

 Net realized and unrealized gains (losses) .        2.55             2.37          4.62          0.47        (2.17)
                                                ---------------------------------------------------------------------
Total from investment operations ............        2.68             2.43          4.68          0.52        (2.08)
                                                ---------------------------------------------------------------------
Less distributions from:

 Net investment income ......................       (0.11)           (0.10)        (0.06)        (0.17)       (0.34)

 Net realized gains .........................       (2.44)              --            --            --        (0.09)
                                                ---------------------------------------------------------------------
Total distributions .........................       (2.55)           (0.10)        (0.06)        (0.17)       (0.43)
                                                ---------------------------------------------------------------------
Redemption fees .............................          --(c)            --(c)         --            --           --
                                                ---------------------------------------------------------------------
Net asset value, end of year ................   $   19.25        $   19.12     $   16.79     $   12.17    $   11.82
                                                =====================================================================

Total return(b) .............................       14.12%           14.54%        38.60%         4.28%      (14.97)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $  23,519        $  16,579     $  10,673     $   3,904    $   1,135

Ratios to average net assets:

 Expenses ...................................        2.32%            2.38%         2.28%         2.31%        2.46%

 Net investment income ......................        0.52%            0.31%         0.15%         0.47%        0.69%

Portfolio turnover rate .....................       36.91%(d)        14.22%         6.37%        27.23%       28.93%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d) Excludes the value of portfolio securities delivered as a result of in-kind redemptions. (Note 8).


                         Annual Report | See notes to financial statements. | 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONTINUED)

                                                ---------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                        2005             2004          2003          2002         2001
                                                ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $   19.46        $   17.04     $   12.29     $   11.92    $   14.45
                                                ---------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ...................        0.36             0.21          0.20          0.20         0.23

 Net realized and unrealized gains (losses) .        2.57             2.46          4.70          0.44        (2.19)
                                                ---------------------------------------------------------------------
Total from investment operations ............        2.93             2.67          4.90          0.64        (1.96)
                                                ---------------------------------------------------------------------
Less distributions from:

 Net investment income ......................       (0.28)           (0.25)        (0.15)        (0.27)       (0.48)

 Net realized gains .........................       (2.44)              --            --            --        (0.09)
                                                ---------------------------------------------------------------------
Total distributions .........................       (2.72)           (0.25)        (0.15)        (0.27)       (0.57)
                                                ---------------------------------------------------------------------
Redemption fees .............................          --(b)            --(b)         --            --           --
                                                ---------------------------------------------------------------------
Net asset value, end of year ................   $   19.67        $   19.46     $   17.04     $   12.29    $   11.92
                                                =====================================================================

Total return ................................       15.26%           15.73%        40.37%         5.24%      (14.11)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $  31,695        $  16,195     $  25,482     $  16,937    $   5,059

Ratios to average net assets:

 Expenses ...................................        1.32%            1.38%         1.27%         1.35%        1.46%

 Net investment income ......................        1.52%            1.31%         1.16%         1.43%        1.67%

Portfolio turnover rate .....................       36.91%(c)        14.22%         6.37%        27.23%       28.93%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.

(c) Excludes the value of portfolio securities delivered as a result of in-kind redemptions. (Note 8).


18 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SMALLER COMPANIES FUND                      INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 98.8%
       AUSTRALIA 3.4%
       Billabong International Ltd. .............        Textiles Apparel & Luxury Goods               242,184  $   2,344,283
       Downer EDI Ltd. ..........................         Commercial Services & Supplies             1,070,938      4,870,777
       PaperlinX Ltd. ...........................            Paper & Forest Products                 2,106,673      4,853,758
                                                                                                                -------------
                                                                                                                   12,068,818
                                                                                                                -------------

       AUSTRIA 0.4%
       Wienerberger AG ..........................               Building Products                       39,887      1,542,023
                                                                                                                -------------
       BELGIUM 1.3%
       Barco NV .................................       Electronic Equipment & Instruments              63,220      4,535,743
                                                                                                                -------------
       BRAZIL 0.6%
(a),(b)Lojas Renner SA, 144A ....................                Multiline Retail                       84,900      2,262,190
                                                                                                                -------------
       CANADA 11.7%
       CAE Inc. .................................              Aerospace & Defense                     790,527      5,393,531
       Domtar Inc. ..............................            Paper & Forest Products                   515,600      2,169,156
    (a)GSI Cos. Inc. ............................       Electronic Equipment & Instruments             416,230      3,593,809
       Laurentian Bank of Canada ................                Commercial Banks                      145,108      3,727,962
       Legacy Hotels ............................                  Real Estate                         369,270      2,203,710
       Linamar Corp. ............................                Auto Components                       242,179      3,023,778
       MDS Inc. .................................        Health Care Providers & Services              322,319      5,183,951
       North West Company Fund ..................         Diversified Financial Services               228,398      5,479,155
    (a)Open Text Corp. ..........................          Internet Software & Services                252,256      3,437,865
       Quebecor World Inc. ......................         Commercial Services & Supplies               144,924      2,143,160
       Transcontinental Inc., A .................         Commercial Services & Supplies               171,652      3,071,675
       Transcontinental Inc., B .................         Commercial Services & Supplies                99,451      1,728,301
                                                                                                                -------------
                                                                                                                   41,156,053
                                                                                                                -------------
       CHINA 5.3%
       BYD Co. Ltd., H ..........................              Electrical Equipment                     12,929         18,179
       China Oilfield Services Ltd. .............          Energy Equipment & Services               9,354,293      3,439,012
    (a)China Pharmaceutical Group Ltd. ..........                Pharmaceuticals                     4,538,911        761,155
       China Power International Development Ltd.  Independent Power Producers & Energy Traders        779,691        261,501
       China Resources Power Co. Ltd. ...........  Independent Power Producers & Energy Traders      4,724,883      2,834,144
       Chitaly Holdings Ltd. ....................               Household Durables                      18,896          9,933
    (b)Chitaly Holdings Ltd., 144A ..............               Household Durables                   3,550,375      1,866,292
       People's Food Holdings Ltd. ..............                 Food Products                      8,213,101      4,170,071
       TCL Multimedia Technology Holdings Ltd. ..               Household Durables                  12,755,356      1,892,205
       Travelsky Technology Ltd., H .............                  IT Services                       1,886,075      1,617,925
       Weiqiao Textile Co. Ltd. .................        Textiles Apparel & Luxury Goods             1,297,578      1,573,400
                                                                                                                -------------
                                                                                                                   18,443,817
                                                                                                                -------------
       DENMARK 2.4%
    (a)Vestas Wind Systems AS ...................              Electrical Equipment                    332,480      7,195,670
(a),(b)Vestas Wind Systems AS, 144A .............              Electrical Equipment                     61,995      1,341,721
                                                                                                                -------------
                                                                                                                    8,537,391
                                                                                                                -------------
       FINLAND 3.9%
       Amer Sports Corp. Ltd. ...................          Leisure Equipment & Products                210,286      3,829,111
       Huhtamaki OYJ ............................             Containers & Packaging                   165,337      2,614,235
       KCI Konecranes International PLC .........                   Machinery                           11,987        520,893


                                                              Annual Report | 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SMALLER COMPANIES FUND                      INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINLAND (CONT.)
       Metso OYJ ................................                   Machinery                          149,410  $   3,886,594
       Orion OYJ, B .............................                Pharmaceuticals                       130,181      2,830,836
                                                                                                                -------------
                                                                                                                   13,681,669
                                                                                                                -------------
       GERMANY 2.3%
       Celesio AG ...............................        Health Care Providers & Services               25,514      2,158,077
    (a)Jenoptik AG ..............................    Semiconductors & Semiconductor Equipment          240,855      2,127,909
       Vossloh AG ...............................                   Machinery                           78,536      3,828,889
                                                                                                                -------------
                                                                                                                    8,114,875
                                                                                                                -------------
       HONG KONG 5.7%
       Asia Satellite Telecommunications Holdings
         Ltd ....................................     Diversified Telecommunication Services         1,012,902      1,705,123
       Dah Sing Financial Holdings Ltd. .........                Commercial Banks                      385,669      2,343,222
       Fountain Set Holdings Ltd. ...............        Textiles Apparel & Luxury Goods             6,048,566      2,340,731
       Giordano International Ltd. ..............                Specialty Retail                    4,719,910      2,709,390
       Hung Hing Printing Group Ltd. ............             Containers & Packaging                 1,400,260        830,892
       Lerado Group Holdings Co. Ltd. ...........          Leisure Equipment & Products              9,098,706        586,850
       Ngai Lik Industrial Holding Ltd. .........               Household Durables                   7,809,818        866,398
       Techtronic Industries Co. Ltd. ...........               Household Durables                   1,221,250      3,001,079
       Texwinca Holdings Ltd. ...................        Textiles Apparel & Luxury Goods             3,200,808      2,167,688
       Wing Lung Bank Ltd. ......................                Commercial Banks                            1              7
       Yue Yuen Industrial Holdings Ltd. ........        Textiles Apparel & Luxury Goods             1,394,045      3,515,616
                                                                                                                -------------
                                                                                                                   20,066,996
                                                                                                                -------------
       INDIA 7.3%
       Gujarat Ambuja Cements Ltd. ..............             Construction Materials                 4,224,600      6,509,840
       Housing Development Finance Corp. Ltd. ...           Thrifts & Mortgage Finance                 424,276      9,115,297
       Satyam Computers Services Ltd. ...........                  IT Services                         271,595      3,652,703
       Tata Motors Ltd. .........................                   Machinery                          609,547      6,397,065
                                                                                                                -------------
                                                                                                                   25,674,905
                                                                                                                -------------
       INDONESIA 1.0%
       PT Astra International TBK ...............                  Automobiles                       3,890,744      3,574,603
                                                                                                                -------------
       JAPAN 5.9%
       Hokuetsu Paper Mills Ltd. ................            Paper & Forest Products                   473,384      2,432,303
       Japan Airport Terminal Co. Ltd. ..........         Transportation Infrastructure                262,549      2,630,340
       Meitec Corp. .............................         Commercial Services & Supplies               145,248      4,679,985
       Sohgo Security Services Co. Ltd. .........         Commercial Services & Supplies               397,901      6,547,067
       Tenma Corp. ..............................               Household Durables                     160,214      2,698,109
       Tokyo Individualized Educational Institute
         Inc. ...................................         Diversified Consumer Services                179,757      1,868,849
                                                                                                                -------------
                                                                                                                   20,856,653
                                                                                                                -------------
       LUXEMBOURG 0.3%
    (a)Thiel Logistik AG ........................                  IT Services                         240,287        924,624
                                                                                                                -------------
       MEXICO 0.7%
       Grupo Aeroportuario del Sureste SA de CV,
         ADR ....................................         Transportation Infrastructure                 75,947      2,468,278
                                                                                                                -------------


20 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SMALLER COMPANIES FUND                      INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       NETHERLANDS 6.5%
       Aalberts Industries NV ...................            Industrial Conglomerates                   71,154  $   3,461,316
       Arcadis NV ...............................           Construction & Engineering                 113,216      3,459,453
    (a)Draka Holding NV .........................              Electrical Equipment                     96,368      1,420,914
       Oce NV ...................................               Office Electronics                     159,071      2,276,801
       OPG Groep NV .............................        Health Care Providers & Services               72,525      5,068,578
       SBM Offshore NV ..........................          Energy Equipment & Services                  22,078      1,707,062
       Vedior NV ................................         Commercial Services & Supplies               406,802      5,432,479
                                                                                                                -------------
                                                                                                                   22,826,603
                                                                                                                -------------
       NORWAY 0.7%
       Prosafe ASA ..............................          Energy Equipment & Services                  72,122      2,494,075
                                                                                                                -------------
       PHILIPPINES 0.9%
       Philippine Long Distance Telephone Co.....     Diversified Telecommunication Services            99,038      3,020,551
                                                                                                                -------------
       RUSSIA 0.6%
(a),(b)Pyaterochka Holding NV, GDR, 144A ........            Food & Staples Retailing                  101,942      1,985,830
                                                                                                                -------------
       SINGAPORE 2.0%
       Huan Hsin Holdings Ltd. ..................       Electronic Equipment & Instruments           2,700,075        836,899
       OSIM International Ltd. ..................                Specialty Retail                    2,010,686      1,839,983
       Venture Corp. Ltd. .......................       Electronic Equipment & Instruments             567,862      4,190,740
                                                                                                                -------------
                                                                                                                    6,867,622
                                                                                                                -------------
       SOUTH KOREA 9.9%
       Bank of Pusan ............................                Commercial Banks                      952,285      9,896,832
       Dae Duck Electronics Co. Ltd. ............       Electronic Equipment & Instruments             599,863      4,987,367
       Daegu Bank Co. Ltd. ......................                Commercial Banks                      869,125     10,364,565
       Halla Climate Control Co. Ltd. ...........                Auto Components                     1,006,500      9,689,008
                                                                                                                -------------
                                                                                                                   34,937,772
                                                                                                                -------------
       SWEDEN 1.6%
       D. Carnegie & Co. AB .....................                Capital Markets                       468,165      5,701,480
                                                                                                                -------------
       SWITZERLAND 4.1%
       Gurit Heberlein AG, Br ...................                   Chemicals                            3,009      2,801,350
    (a)Kuoni Reisen Holding AG, B ...............         Hotels, Restaurants & Leisure                  5,430      2,043,175
       SIG Holding AG ...........................                   Machinery                           14,560      3,592,133
       Verwaltungs-und Privat-Bank AG ...........                Capital Markets                        16,882      2,665,338
       Vontobel Holding AG ......................                Capital Markets                       111,658      3,135,901
                                                                                                                -------------
                                                                                                                   14,237,897
                                                                                                                -------------
       TAIWAN 10.8%
       AcBel Polytech Inc. ......................              Electrical Equipment                  9,991,608      4,556,327
       D-Link Corp. .............................            Communications Equipment               13,355,600     14,449,675
       Fu Sheng Industrial Co. Ltd. .............            Industrial Conglomerates                4,505,760      4,653,282
       Giant Manufacturing Co. ..................          Leisure Equipment & Products              3,690,000      6,158,890
       KYE Systems Corp. ........................            Computers & Peripherals                 4,276,917      2,906,389
       Taiwan Fu Hsing ..........................               Building Products                    4,874,980      5,252,538
                                                                                                                -------------
                                                                                                                   37,977,101
                                                                                                                -------------


                                                              Annual Report | 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SMALLER COMPANIES FUND                      INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       THAILAND 2.7%
       BEC World Public Co. Ltd., fgn ...........                     Media                          5,415,366  $   2,018,479
       Glow Energy Public Co. Ltd., fgn .........  Independent Power Producers & Energy Traders      1,554,209        827,031
    (b)Glow Energy Public Co. Ltd., fgn., 144A ..  Independent Power Producers & Energy Traders      3,863,345      2,055,777
    (a)Total Access Communication Public Co. Ltd.      Wireless Telecommunication Services           1,431,090      4,522,244
                                                                                                                -------------
                                                                                                                    9,423,531
                                                                                                                -------------
       UNITED KINGDOM 6.8%
    (a)Avis Europe PLC ..........................                  Road & Rail                       1,010,952      1,194,778
       Bodycote International PLC ...............                   Machinery                        1,426,616      5,721,114
       Burberry Group PLC .......................        Textiles Apparel & Luxury Goods               228,736      1,553,121
    (a)Cambridge Antibody Technology Group PLC ..                 Biotechnology                        222,143      2,645,028
       DS Smith PLC .............................             Containers & Packaging                   888,142      2,146,448
    (a)Electrocomponents PLC ....................       Electronic Equipment & Instruments             119,938        484,169
       Game Group PLC ...........................                Specialty Retail                    2,441,433      3,706,673
       John Wood Group ..........................          Energy Equipment & Services                 950,519      3,248,055
       Yule Catto & Company PLC .................                   Chemicals                          707,977      3,140,018
                                                                                                                -------------
                                                                                                                   23,839,404
                                                                                                                -------------
       TOTAL COMMON STOCKS (COST $255,619,365) ..                                                                 347,220,504
                                                                                                                -------------
       PREFERRED STOCKS 1.7%
       BRAZIL 0.9%
       Aracruz Celulose SA, ADR, pfd ............            Paper & Forest Products                    79,842      3,057,949
                                                                                                                -------------
       GERMANY 0.8%
       Hugo Boss AG, pfd ........................        Textiles Apparel & Luxury Goods                83,366      2,751,218
                                                                                                                -------------
       TOTAL PREFERRED STOCKS (COST $2,661,714) .                                                                   5,809,167
                                                                                                                -------------
       TOTAL INVESTMENTS
         (COST $258,281,079) 100.5% .............                                                                 353,029,671
       OTHER ASSETS, LESS LIABILITIES (0.5)% ....                                                                  (1,676,385)
                                                                                                                -------------
       NET ASSETS 100.0% ........................                                                               $ 351,353,286
                                                                                                                =============

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt

GDR   - Global Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2005, the value of these securities was $9,511,810, representing 2.71% of net assets.


22 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

                                                                            ----------------
                                                                               TEMPLETON
                                                                            FOREIGN SMALLER
                                                                             COMPANIES FUND
                                                                            ----------------
Assets:
 Investments in securities:
  Cost ..................................................................   $   258,281,079
                                                                            ================
  Value .................................................................   $   353,029,671
 Foreign Currency, at value (cost $972,696) .............................           907,104
 Receivables:
  Investment securities sold ............................................         3,135,999
  Capital shares sold ...................................................         3,348,099
  Dividends .............................................................           726,825
                                                                            ----------------
      Total assets ......................................................       361,147,698
                                                                            ----------------
Liabilities:
 Payables:
  Investment securities purchased .......................................            75,095
  Capital shares redeemed ...............................................         2,340,496
  Affiliates ............................................................         1,094,578
 Distributions to shareholders ..........................................             4,467
 Funds advanced by custodian ............................................         6,174,992
 Accrued expenses and other liabilities .................................           104,784
                                                                            ----------------
      Total liabilities .................................................         9,794,412
                                                                            ----------------
        Net assets, at value ............................................   $   351,353,286
                                                                            ================
Net assets consist of:
 Paid-in capital ........................................................   $   251,058,182
 Undistributed net investment income ....................................         1,626,747
 Net unrealized appreciation (depreciation) .............................        94,661,427
 Accumulated net realized gain (loss) ...................................         4,006,930
                                                                            ----------------
        Net assets, at value ............................................   $   351,353,286
                                                                            ================


                         Annual Report | See notes to financial statements. | 23

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2005

                                                                            ----------------
                                                                               TEMPLETON
                                                                            FOREIGN SMALLER
                                                                             COMPANIES FUND
                                                                            ----------------
CLASS A:
Net assets, at value ....................................................   $   288,563,596
                                                                            ================
Shares outstanding ......................................................        14,722,826
                                                                            ================
Net asset value per share(a) ............................................   $         19.60
                                                                            ================
Maximum offering price per share (net asset value
 per share / 94.25%) ....................................................   $         20.80
                                                                            ================
CLASS B:
Net assets, at value ....................................................   $     7,575,841
                                                                            ================
Shares outstanding ......................................................           394,449
                                                                            ================
Net asset value and maximum offering price per share(a) .................   $         19.21
                                                                            ================
CLASS C:
Net assets, at value ....................................................   $    23,518,526
                                                                            ================
Shares outstanding ......................................................         1,221,515
                                                                            ================
Net asset value and maximum offering price per share(a) .................   $         19.25
                                                                            ================
ADVISOR CLASS:

Net assets, at value ....................................................   $    31,695,323
                                                                            ================
Shares outstanding ......................................................         1,611,150
                                                                            ================
Net asset value and maximum offering price per share(a) .................   $         19.67
                                                                            ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENT OF OPERATIONS
for the year ended October 31, 2005

                                                                            ----------------
                                                                               TEMPLETON
                                                                            FOREIGN SMALLER
                                                                             COMPANIES FUND
                                                                            ----------------
Investment income:
 Dividends (net of foreign taxes of $1,910,238) .........................   $    16,731,969
 Interest (net of foreign taxes of $831) ................................         1,533,096
 Other income (Note 9) ..................................................             2,654
                                                                            ----------------
      Total investment income ...........................................        18,267,719
                                                                            ----------------
Expenses:
 Management fees (Note 3a) ..............................................         5,417,510
 Distribution fees (Note 3c)
  Class A ...............................................................         1,458,902
  Class B ...............................................................            76,799
  Class C ...............................................................           213,589
 Transfer agent fees (Note 3e) ..........................................         2,477,095
 Custodian fees (Note 4) ................................................           324,155
 Reports to shareholders ................................................            86,227
 Registration and filing fees ...........................................            66,358
 Professional fees ......................................................            77,418
 Trustees' fees and expenses ............................................            16,002
 Other ..................................................................            18,546
                                                                            ----------------
      Total expenses ....................................................        10,232,601
      Expense reductions (Note 4) .......................................            (2,537)
                                                                            ----------------
        Net expenses ....................................................        10,230,064
                                                                            ----------------
          Net investment income .........................................         8,037,655
                                                                            ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $460,875)
   (Including gain from redemption in-kind of $29,143,476) (Note 8) .....       101,711,965
  Foreign currency transactions .........................................           358,593
                                                                            ----------------
        Net realized gain (loss) ........................................       102,070,558
                                                                            ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................       (32,062,591)
  Translation of assets and liabilities denominated in foreign currencies          (122,504)
                                                                            ----------------
        Net change in unrealized appreciation (depreciation) ............       (32,185,095)
                                                                            ----------------
Net realized and unrealized gain (loss) .................................        69,885,463
                                                                            ----------------
Net increase (decrease) in net assets resulting from operations .........   $    77,923,118
                                                                            ================


                         Annual Report | See notes to financial statements. | 25

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        -------------------------------
                                                                                               TEMPLETON FOREIGN
                                                                                            SMALLER COMPANIES FUND
                                                                                        -------------------------------
                                                                                            YEAR ENDED OCTOBER 31,
                                                                                            2005             2004
                                                                                        -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................   $   8,037,655    $   4,719,132
  Net realized gain (loss) from investments and foreign currency transactions .......     102,070,558       12,382,452
  Net change in unrealized appreciation (depreciation) on investments, translation of
   assets and liabilities denominated in foreign currencies and deferred taxes ......     (32,185,095)      45,271,594
                                                                                        -------------------------------
      Net increase (decrease) in net assets resulting from operations ...............      77,923,118       62,373,178
                                                                                        -------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................................      (6,145,981)      (4,542,443)
   Class B ..........................................................................         (33,765)         (27,988)
   Class C ..........................................................................         (95,819)         (75,613)
   Advisor Class ....................................................................        (315,995)        (284,452)
  Net realized gains:
   Class A ..........................................................................     (69,938,465)              --
   Class B ..........................................................................        (865,927)              --
   Class C ..........................................................................      (2,643,922)              --
   Advisor Class ....................................................................      (3,412,582)              --
                                                                                        -------------------------------
 Total distributions to shareholders ................................................     (83,452,456)      (4,930,496)
                                                                                        -------------------------------
 Capital share transactions: (Note 2)
   Class A ..........................................................................    (186,867,412)      72,543,642
   Class B ..........................................................................       1,610,365        2,593,089
   Class C ..........................................................................       9,161,301        4,263,043
   Advisor Class ....................................................................      18,916,065      (12,810,014)
                                                                                        -------------------------------
 Total capital share transactions ...................................................    (157,179,681)      66,589,760
                                                                                        -------------------------------

 Redemption fees ....................................................................           6,981            8,176
                                                                                        -------------------------------
      Net increase (decrease) in net assets .........................................    (162,702,038)     124,040,618
Net assets:
 Beginning of year ..................................................................     514,055,324      390,014,706
                                                                                        -------------------------------
 End of year ........................................................................   $ 351,353,286    $ 514,055,324
                                                                                        ===============================
Undistributed net investment income included in net assets:
   End of year ......................................................................   $   1,626,747    $     282,937
                                                                                        ===============================


26 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIGICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two separate series. The Templeton Foreign Smaller Companies Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                              Annual Report | 27

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


28 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                              Annual Report | 29

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.  SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


30 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                         ------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                     2005                                 2004
                                                         ------------------------------------------------------------------
                                                           SHARES           AMOUNT              SHARES           AMOUNT
                                                         ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...................................           9,336,592     $ 198,298,148         8,864,953     $ 164,975,024
 Shares issued in reinvestment of
  distributions ................................           3,724,327        73,218,626           244,905         4,378,229
 Redemptions in-kind (Note 8) ..................         (12,898,114)     (250,481,378)               --                --
 Shares redeemed ...............................          (9,905,897)     (207,902,808)       (5,250,157)      (96,809,611)
                                                         ------------------------------------------------------------------
 Net increase (decrease) .......................          (9,743,092)    $(186,867,412)        3,859,701     $  72,543,642
                                                         ==================================================================
CLASS B SHARES:
 Shares sold ...................................              76,131     $   1,575,715           200,218     $   3,651,684
 Shares issued in reinvestment of
  distributions ................................              42,982           827,048             1,465            25,928
 Shares redeemed ...............................             (67,516)         (792,398)          (58,981)       (1,084,523)
                                                         ------------------------------------------------------------------
 Net increase (decrease) .......................              51,597     $   1,610,365           142,702     $   2,593,089
                                                         ==================================================================
CLASS C SHARES:
 Shares sold ...................................             448,961     $   9,424,574           432,238     $   7,955,047
 Shares issued in reinvestment of
  distributions ................................             118,028         2,274,674             3,551            63,000
 Shares redeemed ...............................            (212,380)       (2,537,947)         (204,564)       (3,755,004)
                                                         ------------------------------------------------------------------
 Net increase (decrease) .......................             354,609     $   9,161,301           231,225     $   4,263,043
                                                         ==================================================================
ADVISOR CLASS SHARES:
 Shares sold ...................................           1,603,696     $  34,135,755           742,304     $  13,948,481
 Shares issued in reinvestment of
  distributions ................................              66,276         1,308,071             4,362            77,951
 Shares redeemed ...............................            (890,944)      (16,527,761)       (1,409,543)      (26,836,446)
                                                         ------------------------------------------------------------------
 Net increase (decrease) .......................             779,028     $  18,916,065          (662,877)    $ (12,810,014)
                                                         ==================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Templeton Investment Counsel, LLC (TIC)                            Investment manager
Franklin Templeton Investments (Asia) Limited (Investments Asia)   Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


                                                              Annual Report | 31

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
   ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
         1.000%             Up to and including $100 million
         0.900%             Over $100 million, up to and including $250 million
         0.800%             Over $250 million, up to and including $500 million
         0.750%             In excess of $500 million

Under a subadvisory agreement, TIC, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under an agreement with TIC, Investments Asia provided subadvisory services to TIC and received from TIC fees based on the average daily net assets of the Fund. The agreement between TIC and Investments Asia terminated on July 14, 2005.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B .........................   1.00%
Class C .........................   1.00%


32 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received(a) .......................   $75,659
Contingent deferred sales charges retained ..........   $21,551

(a)   Net of commissions paid to unaffiliated brokers/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $2,477,095, of which $1,262,692 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended October 31, 2005 and 2004, was as follows:

                                         --------------------------
                                            2005            2004
                                         --------------------------
Distributions paid from:
  Ordinary income .................      $15,032,956    $ 4,930,496
  Long term capital gain ..........       68,419,500             --
                                         --------------------------
                                         $83,452,456    $ 4,930,496
                                         ==========================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and foreign taxes paid on net realized gains.


                                                              Annual Report | 33

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

5. INCOME TAXES (CONTINUED)

At October 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ........................................     $ 265,280,068
                                                                 ==============

Unrealized appreciation ....................................     $ 103,069,896
Unrealized depreciation ....................................       (15,320,293)
                                                                 --------------
Net unrealized appreciation (depreciation) .................     $  87,749,603
                                                                 ==============

Undistributed ordinary income ..............................     $   9,629,712
Undistributed long term capital gains ......................         3,007,417
                                                                 --------------
Distributable earnings .....................................     $  12,637,129
                                                                 ==============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2005, aggregated $269,917,151 and $205,629,004, respectively. Sales of investments excludes $250,481,378 of redemption in-kind transactions.

7. RISK OF INVESTING IN FOREIGN SECURITIES

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REDEMPTION IN-KIND

During the year ended October 31, 2005, the Fund realized $29,143,476 of net gains resulting from in-kind redemptions in which a shareholder exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.


34 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON FOREIGN SMALLER COMPANIES FUND

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commisions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or its shareholders whole, as appropriate.


                                                              Annual Report | 35

FRANKLIN TEMPLETON INTERNATIONAL TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON FOREIGN SMALLER COMPANIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Foreign Smaller Companies Fund (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 12, 2005


36 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TAX DESIGNATION (UNAUDITED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $66,507,553 as a capital gain dividend for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $11,198,561 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At October 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the tables below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C and Advisor Class shareholders of record.

RECORD DATE:12/15/2005

-----------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A

                                                              FOREIGN TAX        FOREIGN            FOREIGN
                                                                 PAID         SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                                        PER SHARE        PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------------------
Australia ...........................................          $  0.0046        $  0.0539          $  0.0521
Austria .............................................             0.0009           0.0038             0.0038
Belgium .............................................             0.0014           0.0058             0.0058
Brazil ..............................................             0.0015           0.0080             0.0000
Canada ..............................................             0.0149           0.0617             0.0302
Cayman Islands ......................................             0.0000           0.0001             0.0000
China ...............................................             0.0000           0.0446             0.0000
Denmark .............................................             0.0007           0.0029             0.0029
Finland .............................................             0.0084           0.0347             0.0347
Germany .............................................             0.0039           0.0151             0.0055
Hong Kong ...........................................             0.0000           0.0591             0.0000
India ...............................................             0.0259           0.0204             0.0146
Indonesia ...........................................             0.0026           0.0107             0.0107
Japan ...............................................             0.0025           0.0217             0.0217
Mexico ..............................................             0.0000           0.0047             0.0047
Netherlands .........................................             0.0113           0.0467             0.0466
Norway ..............................................             0.0016           0.0065             0.0065
Philippines .........................................             0.0018           0.0045             0.0045
Singapore ...........................................             0.0000           0.0181             0.0000


                                                              Annual Report | 37

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-----------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A

                                                              FOREIGN TAX        FOREIGN            FOREIGN
                                                                 PAID         SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                                        PER SHARE        PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------------------
South Korea .........................................             0.0100           0.0374             0.0374
Spain ...............................................             0.0004           0.0017             0.0017
Sweden ..............................................             0.0057           0.0235             0.0235
Switzerland .........................................             0.0031           0.0273             0.0273
Taiwan ..............................................             0.0297           0.0806             0.0000
Thailand ............................................             0.0017           0.0105             0.0105
United Kingdom ......................................             0.0000           0.0455             0.0455
                                                               --------------------------------------------------
TOTAL ...............................................          $  0.1326        $  0.6495          $  0.3902
                                                               ==================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                    CLASS B

                                                              FOREIGN TAX        FOREIGN            FOREIGN
                                                                 PAID         SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                                        PER SHARE        PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------------------
Australia ...........................................          $  0.0046        $  0.0485          $  0.0469
Austria .............................................             0.0009           0.0034             0.0034
Belgium .............................................             0.0014           0.0052             0.0052
Brazil ..............................................             0.0015           0.0072             0.0000
Canada ..............................................             0.0149           0.0555             0.0272
Cayman Islands ......................................             0.0000           0.0001             0.0000
China ...............................................             0.0000           0.0402             0.0000
Denmark .............................................             0.0007           0.0026             0.0026
Finland .............................................             0.0084           0.0313             0.0313
Germany .............................................             0.0039           0.0136             0.0049
Hong Kong ...........................................             0.0000           0.0532             0.0000
India ...............................................             0.0259           0.0184             0.0132
Indonesia ...........................................             0.0026           0.0096             0.0096
Japan ...............................................             0.0025           0.0195             0.0195
Mexico ..............................................             0.0000           0.0043             0.0043
Netherlands .........................................             0.0113           0.0420             0.0419
Norway ..............................................             0.0016           0.0058             0.0058
Philippines .........................................             0.0018           0.0040             0.0040
Singapore ...........................................             0.0000           0.0163             0.0000
South Korea .........................................             0.0100           0.0337             0.0337
Spain ...............................................             0.0004           0.0015             0.0015
Sweden ..............................................             0.0057           0.0212             0.0212
Switzerland .........................................             0.0031           0.0246             0.0246
Taiwan ..............................................             0.0297           0.0726             0.0000
Thailand ............................................             0.0017           0.0094             0.0094
United Kingdom ......................................             0.0000           0.0410             0.0410
                                                               --------------------------------------------------
TOTAL ...............................................          $  0.1326        $  0.5847          $  0.3512
                                                               ==================================================


38 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-----------------------------------------------------------------------------------------------------------------
                                                                                    CLASS C

                                                              FOREIGN TAX        FOREIGN           FOREIGN
                                                                 PAID         SOURCE INCOME  QUALIFIED DIVIDENDS
COUNTRY                                                        PER SHARE        PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------------------
Australia ...........................................          $  0.0046        $  0.0496          $  0.0479
Austria .............................................             0.0009           0.0035             0.0035
Belgium .............................................             0.0014           0.0053             0.0053
Brazil ..............................................             0.0015           0.0074             0.0000
Canada ..............................................             0.0149           0.0569             0.0278
Cayman Islands ......................................             0.0000           0.0001             0.0000
China ...............................................             0.0000           0.0411             0.0000
Denmark .............................................             0.0007           0.0027             0.0027
Finland .............................................             0.0084           0.0320             0.0320
Germany .............................................             0.0039           0.0139             0.0050
Hong Kong ...........................................             0.0000           0.0545             0.0000
India ...............................................             0.0259           0.0188             0.0135
Indonesia ...........................................             0.0026           0.0098             0.0098
Japan ...............................................             0.0025           0.0200             0.0200
Mexico ..............................................             0.0000           0.0044             0.0044
Netherlands .........................................             0.0113           0.0430             0.0429
Norway ..............................................             0.0016           0.0060             0.0060
Philippines .........................................             0.0018           0.0041             0.0041
Singapore ...........................................             0.0000           0.0167             0.0000
South Korea .........................................             0.0100           0.0345             0.0345
Spain ...............................................             0.0004           0.0015             0.0015
Sweden ..............................................             0.0057           0.0217             0.0217
Switzerland .........................................             0.0031           0.0252             0.0252
Taiwan ..............................................             0.0297           0.0743             0.0000
Thailand ............................................             0.0017           0.0096             0.0096
United Kingdom ......................................             0.0000           0.0420             0.0420
                                                               --------------------------------------------------
TOTAL ...............................................          $  0.1326        $  0.5986          $  0.3594
                                                               ==================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                 ADVISOR CLASS

                                                              FOREIGN TAX        FOREIGN            FOREIGN
                                                                 PAID         SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                                        PER SHARE        PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------------------
Australia ...........................................          $  0.0046        $  0.0596          $  0.0576
Austria .............................................             0.0009           0.0042             0.0042
Belgium .............................................             0.0014           0.0064             0.0064
Brazil ..............................................             0.0015           0.0089             0.0000
Canada ..............................................             0.0149           0.0683             0.0334
Cayman Islands ......................................             0.0000           0.0001             0.0000
China ...............................................             0.0000           0.0494             0.0000
Denmark .............................................             0.0007           0.0032             0.0032
Finland .............................................             0.0084           0.0384             0.0384
Germany .............................................             0.0039           0.0167             0.0060
Hong Kong ...........................................             0.0000           0.0654             0.0000
India ...............................................             0.0259           0.0226             0.0162
Indonesia ...........................................             0.0026           0.0118             0.0118
Japan ...............................................             0.0025           0.0240             0.0240
Mexico ..............................................             0.0000           0.0053             0.0053
Netherlands .........................................             0.0113           0.0517             0.0516
Norway ..............................................             0.0016           0.0072             0.0072
Philippines .........................................             0.0018           0.0050             0.0050
Singapore ...........................................             0.0000           0.0200             0.0000
South Korea .........................................             0.0100           0.0414             0.0414


                                                              Annual Report | 39

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-----------------------------------------------------------------------------------------------------------------
                                                                                 ADVISOR CLASS

                                                              FOREIGN TAX        FOREIGN            FOREIGN
                                                                 PAID         SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                                        PER SHARE        PER SHARE          PER SHARE
-----------------------------------------------------------------------------------------------------------------
Spain ...............................................             0.0004           0.0018             0.0018
Sweden ..............................................             0.0057           0.0260             0.0260
Switzerland .........................................             0.0031           0.0302             0.0302
Taiwan ..............................................             0.0297           0.0893             0.0000
Thailand ............................................             0.0017           0.0116             0.0116
United Kingdom ......................................             0.0000           0.0504             0.0504
                                                               --------------------------------------------------
TOTAL ...............................................          $  0.1326        $  0.7189          $  0.4317
                                                               ==================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1). Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


40 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee         Since 1991         140                        Director, Bar-S Foods (meat
One Franklin Parkway                                                                           packing company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee         Since 1991         141                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee         Since 1998         136                        Director, Amerada Hess Corporation
One Franklin Parkway                                                                           (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                       gas), H.J. Heinz Company (processed
                                                                                               foods and allied products) , RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad), and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee         Since 1991         114                        Director, The California Center
One Franklin Parkway                                                                           for Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Trustee         Since 1992         140                        Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                               (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known
                                                                                               as MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004); and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and     Trustee since      140                        None
One Franklin Parkway             Chairman of     1991 and
San Mateo, CA 94403-1906         the Board       Chairman of the
                                                 Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee,        Trustee since      124                        None
One Franklin Parkway             President and   1991, President
San Mateo, CA 94403-1906         Chief Executive since 1993 and
                                 Officer-        Chief Executive
                                 Investment      Officer-Investment
                                 Management      Management
                                                 since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1993         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer-Finance
                                 and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)            Secretary       Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer of 33 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Legal Counsel, Atlas Advisers, Inc. (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President- Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton
Institutional Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

** We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 45

FRANKLIN TEMPLETON INTERNATIONAL TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


46 | Annual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

[ ]   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON FOREIGN
SMALLER COMPANIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUB-ADVISORS

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

191 A2005 12/05




                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                  A series of Franklin Templeton
                                                  International Trust


--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER               GLOBAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                  TEMPLETON                            FASTER VIA EMAIL?
            GLOBAL LONG-SHORT FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ........................................................  1

ANNUAL REPORT

Templeton Global Long-Short Fund ..........................................  3

Performance Summary .......................................................  9

Your Fund's Expenses ...................................................... 12

Financial Highlights and  Statement of Investments ........................ 14

Financial Statements ...................................................... 21

Notes to Financial Statements ............................................. 24

Report of Independent Registered Public Accounting Firm ................... 34

Tax Designation ........................................................... 35

Board Members and Officers ................................................ 38

Shareholder Information ................................................... 43

--------------------------------------------------------------------------------

ANNUAL REPORT

TEMPLETON GLOBAL LONG-SHORT FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Long-Short Fund seeks long-term capital appreciation in up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Global Long-Short Fund covers the fiscal year ended October 31, 2005.

PERFORMANCE OVERVIEW

Templeton Global Long-Short Fund - Class A posted a +2.37% cumulative total return for the year under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), which posted a +13.82% total return for the same period.(1) Since inception on July 31, 2001, the Fund's Class A shares posted a cumulative total return of +14.76% compared with +21.83% for the Index.(1) The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, was low at just 6.27% since inception. You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

The global economic recovery continued in the 12-month period ended October 31, 2005. U.S. gross domestic product (GDP) expanded throughout 2005 despite sustained high oil prices and recent hurricane damage in the U.S. Gulf States. Apart from western Europe, foreign growth appeared to be beating the expectations of a slowdown. China's industrial production and GDP expanded, and Japan's economic outlook appeared brighter. The reelection of

(1) Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                               Annual Report | 3

Prime Minister Junichiro Koizumi gave investors confidence about pending structural reforms, such as the privatization of Japan's postal system, which also serves as a savings bank and insurance company. However, many observers were skeptical about the possibility for sustained economic growth, given the country's recent history of periodically alternating good and bad results.

Oil prices remained a major concern for the global economy as they climbed higher, amid concerns about long-term supply limitations in the face of strong growth in global demand, especially from China and India. In continental Europe, consumer and business sentiment was weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment in Germany and France remained at or above 10%.(2) Largely in consideration of these factors, the European Central Bank lowered its 2005 GDP growth estimate for the 12-nation euro zone. In the political arena, France and the Netherlands defeated a referendum to adopt a European constitution, raising some uncertainty about the European Union's political future. Germany's parliamentary election was highly contested, with both incumbent Chancellor Gerhard Schroder and challenger Angela Merkel from the Christian Democratic Party failing to produce a clear majority in what was Germany's closest election since World War II. Ultimately, Angela Merkel became Germany's chancellor.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well. For the 12-month period, European equity markets returned +23.24%, as measured by the MSCI Europe Index, using the local currencies of this index's constituents.(3) The MSCI Pacific Index, which includes Japan, returned +30.83% in local currencies over the same period.(4) U.S. markets, as measured by the MSCI USA Index, returned +9.44%.(5) A strong recovery in corporate profitability was a major catalyst for global equity markets' robust performance.

(2) Sources: Deutsche Bundesbank (Germany); INSEE National Statistics Office (France). Unemployment data for France as of 9/30/05.

(3) Source: Standard & Poor's Micropal. The MSCI Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

(4) Source: Standard & Poor's Micropal. The MSCI Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

(5) Source: Standard & Poor's Micropal. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


4 | Annual Report

EQUITY EXPOSURE
10/31/05

--------------------------------------------------------------------------------
                                              % OF TOTAL           # OF
                                              NET ASSETS         POSITIONS
--------------------------------------------------------------------------------
  Long Equity Securities                         92.4%              76
--------------------------------------------------------------------------------
  Short Equity Securities                       -16.1%              18
--------------------------------------------------------------------------------
  NET EQUITY EXPOSURE                            76.3%(LONG)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Our investment philosophy is that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stock from companies we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among our short positions, our strategy is to short the stocks of companies we believe are overvalued by the market where we see the potential for share price decline.

MANAGER'S DISCUSSION

On October 31, 2005, the Fund's overall exposure as a percent of total net assets was 92.4% long and 16.1% short, for a 76.3% net long exposure and gross equity exposure of 108.5%. For the year under review, the most notable positive contributors to returns were long positions from the industrials and information technology (IT) sectors.(6) The main laggards included long positions in the consumer staples and consumer discretionary sectors.(7)

In the industrials sector, the Fund's 2.1% long exposure to BAE Systems represented the largest positive contributor to returns for the period. The defense company is an industry leader in Europe, and also has a strong competitive position in the U.S., particularly in the electronic defense business. BAE significantly reduced risk on problematic contracts and at period-end faced limited

PORTFOLIO BREAKDOWN
10/31/05

----------------------------------------------
                                   % OF TOTAL
                                   NET ASSETS
----------------------------------------------
  Long Positions                        92.4%
----------------------------------------------
  Short Positions                      -16.1%
----------------------------------------------
  Short-Term Investments                 3.0%
----------------------------------------------
  Other Assets, Less Liabilities        20.7%*
----------------------------------------------

*     Includes the market value of the short positions.

(6) The industrials sector comprises aerospace and defense, airlines, commercial services and supplies, and industrial conglomerates in the SOI. The IT sector comprises communications equipment, computers and peripherals, IT services, semiconductors and semiconductor equipment, and software in the SOI.

(7) The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; household durables; leisure equipment and products; media; multiline retail; and specialty retail in the SOI.


                                                               Annual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 10/31/05

--------------------------------------------------------------------------------
                                                                    NET EQUITY
                                              LONG %     SHORT %    EXPOSURE %
--------------------------------------------------------------------------------
Media                                          7.8%       0.0%        7.8%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                    6.9%       0.0%        6.9%
--------------------------------------------------------------------------------
Commercial Banks                               6.6%       0.0%        6.6%
--------------------------------------------------------------------------------
Insurance                                      5.3%       0.0%        5.3%
--------------------------------------------------------------------------------
Pharmaceuticals                                5.1%       0.0%        5.1%
--------------------------------------------------------------------------------
Paper & Forest Products                        4.9%       0.0%        4.9%
--------------------------------------------------------------------------------
Diversified Telecommunication Services         4.8%      -0.7%        4.1%
--------------------------------------------------------------------------------
Aerospace & Defense                            4.8%      -1.1%        3.7%
--------------------------------------------------------------------------------
Software                                       4.3%      -0.7%        3.6%
--------------------------------------------------------------------------------
Commercial Services & Supplies                 3.3%       0.0%        3.3%
--------------------------------------------------------------------------------
Wireless Telecommunication Services            3.0%       0.0%        3.0%
--------------------------------------------------------------------------------
Leisure Equipment & Products                   2.7%       0.0%        2.7%
--------------------------------------------------------------------------------
IT Services                                    2.7%       0.0%        2.7%
--------------------------------------------------------------------------------
Energy Equipment & Services                    2.6%       0.0%        2.6%
--------------------------------------------------------------------------------
Industrial Conglomerates                       2.6%       0.0%        2.6%
--------------------------------------------------------------------------------
Real Estate                                    2.6%       0.0%        2.6%
--------------------------------------------------------------------------------
Household Durables                             2.4%       0.0%        2.4%
--------------------------------------------------------------------------------
Capital Markets                                2.3%       0.0%        2.3%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies               1.9%       0.0%        1.9%
--------------------------------------------------------------------------------
Communications Equipment                       1.7%       0.0%        1.7%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment       1.5%       0.0%        1.5%
--------------------------------------------------------------------------------
Auto Components                                1.4%       0.0%        1.4%
--------------------------------------------------------------------------------
Metals & Mining                                1.9%      -0.6%        1.3%
--------------------------------------------------------------------------------
Gas Utilities                                  1.1%       0.0%        1.1%
--------------------------------------------------------------------------------
Automobiles                                    1.0%       0.0%        1.0%
--------------------------------------------------------------------------------
Health Care Providers & Services               0.9%       0.0%        0.9%
--------------------------------------------------------------------------------
Computers & Peripherals                        0.9%       0.0%        0.9%
--------------------------------------------------------------------------------
Specialty Retail                               0.9%       0.0%        0.9%
--------------------------------------------------------------------------------
Airlines                                       1.1%      -0.5%        0.6%
--------------------------------------------------------------------------------
Food & Staples Retailing                       1.2%      -0.6%        0.6%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                  1.0%      -1.2%       -0.2%
--------------------------------------------------------------------------------
Multiline Retail                               0.0%      -0.5%       -0.5%
--------------------------------------------------------------------------------
Diversified Financial Services                 1.2%      -1.8%       -0.6%
--------------------------------------------------------------------------------
Chemicals                                      0.0%      -1.0%       -1.0%
--------------------------------------------------------------------------------
Food Products                                  0.0%      -1.3%       -1.3%
--------------------------------------------------------------------------------
Beverages                                      0.0%      -2.3%       -2.3%
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                     0.0%      -3.8%       -3.8%
--------------------------------------------------------------------------------


6 | Annual Report
exposure to future cost overruns as a result of renegotiations with the U.K. government. At the same time, other defense programs began to move into more profitable production phases, and the company has the potential to benefit from new export orders in the future. In addition, BAE's 20% stake in Airbus benefited from the pickup in commercial aerospace deliveries.

The Fund's long exposure to India-based Satyam Computers Services in the IT sector posted positive returns and aided performance. Satyam, an IT services company, reported better-than-expected second-quarter results attributed to higher orders for business software installation and customization. Its share price rose on revised full-year earnings forecasts. During the period Satyam won a multimillion dollar contract from another Europe-based organization, and continued to thrive on increased European business.

The Fund's only real estate holding within the financials sector, Cheung Kong Holdings, contributed to positive performance for the year under review. The company benefited from surging real estate prices in Hong Kong, where it is a large residential property developer. Improving fundamentals at its Hutchison Whampoa subsidiary, which operates in areas including ports, telecommunications and retail, also helped Cheung Kong.

In the consumer staples sector, the Fund's exposure to American Italian Pasta, a U.S.-based food products company, detracted from performance during the period. Despite having a leading market share in U.S. pasta manufacturing, intense price competition and cost pressures led management to substantially lower the company's profit forecasts. Management also delayed its regulatory filing of the third fiscal quarter's financial statement to allow for completion of an internal review of accounting procedures. We subsequently sold our position due to the company's poor financial transparency.

In the consumer discretionary sector, the Fund's holding in Compass Group, a U.K. commercial services company, dampened performance for the period. The company announced that annual profit would not meet analysts' expectations due to rising costs, which cannot be passed on to customers in the current competitive environment. Despite these concerns, we remained optimistic about Compass Group's prospects, given what we consider the company's sound strategic direction. We looked at recent weakness as an opportunity to add to our Compass position.

Another detractor in the consumer discretionary sector was Sharper Image, a U.S. specialty retailer. The company's share price declined in December 2004 after news that fiscal year profits were expected to fall because of merchandise shortages and higher shipping costs. In the latter half of the reporting period, the share price dropped further as higher energy and interest costs weakened

TOP 10 LONG POSITIONS
10/31/05

--------------------------------------------------------
  COMPANY                                   % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                  NET ASSETS
--------------------------------------------------------
  Muenchener
  Rueckversicherungs-Gesellschaft                 2.6%
    INSURANCE, GERMANY
--------------------------------------------------------
  Cheung Kong Holdings Ltd.                       2.6%
    REAL ESTATE, HONG KONG
--------------------------------------------------------
  GlaxoSmithKline PLC                             2.1%
    PHARMACEUTICALS, U.K.
--------------------------------------------------------
  BP PLC                                          2.1%
    OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------
  BAE Systems PLC                                 2.1%
    AEROSPACE & DEFENSE, U.K.
--------------------------------------------------------
  Eni SpA                                         2.1%
    OIL, GAS & CONSUMABLE FUELS, ITALY
--------------------------------------------------------
  British Sky Broadcasting Group PLC              2.1%
    MEDIA, U.K.
--------------------------------------------------------
  Vodafone Group PLC                              2.1%
    WIRELESS TELECOMMUNICATION
    SERVICES, U.K.
--------------------------------------------------------
  Royal Dutch Shell PLC, B                        1.9%
    OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------
  Sohgo Security Services Co. Ltd.                1.9%
    COMMERCIAL SERVICES & SUPPLIES, JAPAN
--------------------------------------------------------


                                                               Annual Report | 7

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 10/31/05

--------------------------------------------------------------------------------
                                                                 NET EQUITY
  REGION                           LONG %          SHORT %       EXPOSURE %
--------------------------------------------------------------------------------
  Europe                            37.7%           -7.0%           30.7%
--------------------------------------------------------------------------------
  Asia                              29.3%           -0.5%           28.8%
--------------------------------------------------------------------------------
  North America                     21.7%           -7.5%           14.2%
--------------------------------------------------------------------------------
  Middle East & Africa               1.4%            0.0%            1.4%
--------------------------------------------------------------------------------
  Australia & New Zealand            2.3%           -1.1%            1.2%
--------------------------------------------------------------------------------

U.S. consumer spending. We remained confident with our exposure to Sharper Image based on our analysis of its sound corporate fundamentals, strong brand recognition, healthy balance sheet and consistent track record of creating innovative products.

Thank you for your continued participation in Templeton Global Long-Short Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]       /s/ Dale A. Winner, CFA

                                Dale A. Winner, CFA
                                Portfolio Manager
                                Templeton Global Long-Short Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Annual Report

PERFORMANCE SUMMARY AS OF 10/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: TLSAX)                         CHANGE     10/31/05   10/31/04
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           +$0.15       $11.36     $11.21
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
 Dividend Income                     $0.1157
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: TLSBX)                         CHANGE     10/31/05   10/31/04
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           +$0.16       $11.14     $10.98
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
 Dividend Income                     $0.0229
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: N/A)                     CHANGE     10/31/05   10/31/04
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           +$0.15       $11.37     $11.22
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/04-10/31/05)
--------------------------------------------------------------------------------
 Dividend Income                     $0.1584
--------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------
 CLASS A                                      1-YEAR        3-YEAR      INCEPTION (7/31/01)
---------------------------------------------------------------------------------------------
 Cumulative Total Return(2)                   +2.37%       +12.84%              +14.76%
---------------------------------------------------------------------------------------------
 Average Annual Total Return(3)               -3.48%        +2.08%               +1.86%
---------------------------------------------------------------------------------------------
 Value of $10,000 Investment(4)             $ 9,652       $10,636              $10,816
---------------------------------------------------------------------------------------------
 Avg. Ann. Total Return (9/30/05)(5)          +0.25%        +3.15%               +2.65%
---------------------------------------------------------------------------------------------
 CLASS B                                      1-YEAR        3-YEAR      INCEPTION (7/31/01)
---------------------------------------------------------------------------------------------
 Cumulative Total Return(2)                   +1.76%       +10.62%              +11.73%
---------------------------------------------------------------------------------------------
 Average Annual Total Return(3)               -2.24%        +2.48%               +2.21%
---------------------------------------------------------------------------------------------
 Value of $10,000 Investment(4)             $ 9,776       $10,762              $10,973
---------------------------------------------------------------------------------------------
 Avg. Ann. Total Return (9/30/05)(5)          +1.72%        +3.60%               +3.03%
---------------------------------------------------------------------------------------------
 ADVISOR CLASS(6)                             1-YEAR        3-YEAR      INCEPTION (7/31/01)
---------------------------------------------------------------------------------------------
 Cumulative Total Return(2)                   +2.75%       +13.36%              +15.29%
---------------------------------------------------------------------------------------------
 Average Annual Total Return(3)               +2.75%        +4.27%               +3.40%
---------------------------------------------------------------------------------------------
 Value of $10,000 Investment(4)             $10,275       $11,336              $11,529
---------------------------------------------------------------------------------------------
 Avg. Ann. Total Return (9/30/05)(5)          +6.87%        +5.36%               +4.23%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS A                     10/31/05
---------------------------------------
  1-Year                        -3.48%
---------------------------------------
  3-Year                        +2.08%
---------------------------------------
  Since Inception (7/31/01)     +1.86%
---------------------------------------

CLASS A (7/31/01-10/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                TEMPLETON GLOBAL
                                LONG-SHORT FUND               MSCI WORLD
                                   CLASS A                     INDEX(7)
                                ----------------              ----------
     07/31/01                       $  9,425                   $ 10,000
     08/31/01                       $  9,397                   $  9,522
     09/30/01                       $  9,604                   $  8,684
     10/31/01                       $  9,557                   $  8,851
     11/30/01                       $  9,623                   $  9,376
     12/31/01                       $  9,595                   $  9,436
     01/31/02                       $  9,538                   $  9,152
     02/28/02                       $  9,566                   $  9,074
     03/31/02                       $ 10,038                   $  9,477
     04/30/02                       $ 10,179                   $  9,158
     05/31/02                       $ 10,245                   $  9,180
     06/30/02                       $  9,906                   $  8,625
     07/31/02                       $  9,632                   $  7,899
     08/31/02                       $  9,661                   $  7,915
     09/30/02                       $  9,576                   $  7,046
     10/31/02                       $  9,585                   $  7,568
     11/30/02                       $  9,661                   $  7,977
     12/31/02                       $  9,482                   $  7,592
     01/31/03                       $  9,255                   $  7,363
     02/28/03                       $  9,199                   $  7,237
     03/31/03                       $  9,057                   $  7,217
     04/30/03                       $  8,982                   $  7,862
     05/31/03                       $  9,180                   $  8,315
     06/30/03                       $  9,293                   $  8,462
     07/31/03                       $  9,510                   $  8,635
     08/31/03                       $  9,680                   $  8,824
     09/30/03                       $  9,661                   $  8,880
     10/31/03                       $ 10,085                   $  9,409
     11/30/03                       $ 10,104                   $  9,554
     12/31/03                       $ 10,490                   $ 10,156
     01/31/04                       $ 10,613                   $ 10,321
     02/29/04                       $ 10,763                   $ 10,498
     03/31/04                       $ 10,792                   $ 10,432
     04/30/04                       $ 10,537                   $ 10,224
     05/31/04                       $ 10,518                   $ 10,324
     06/30/04                       $ 10,509                   $ 10,541
     07/31/04                       $ 10,254                   $ 10,199
     08/31/04                       $ 10,273                   $ 10,248
     09/30/04                       $ 10,481                   $ 10,445
     10/31/04                       $ 10,566                   $ 10,704
     11/30/04                       $ 10,886                   $ 11,271
     12/31/04                       $ 10,977                   $ 11,704
     01/31/05                       $ 10,844                   $ 11,443
     02/28/05                       $ 11,082                   $ 11,811
     03/31/05                       $ 10,987                   $ 11,587
     04/30/05                       $ 10,749                   $ 11,342
     05/31/05                       $ 10,720                   $ 11,552
     06/30/05                       $ 10,815                   $ 11,657
     07/31/05                       $ 11,053                   $ 12,067
     08/31/05                       $ 11,044                   $ 12,163
     09/30/05                       $ 11,148                   $ 12,483
     10/31/05                       $ 10,816                   $ 12,183

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS B                     10/31/05
---------------------------------------
  1-Year                        -2.24%
---------------------------------------
  3-Year                        +2.48%
---------------------------------------
  Since Inception (7/31/01)     +2.21%
---------------------------------------

CLASS B (7/31/01-10/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 TEMPLETON GLOBAL
                                 LONG-SHORT FUND               MSCI WORLD
                                    CLASS B                     INDEX(7)
                                ----------------              ----------
     07/31/01                       $ 10,000                   $ 10,000
     08/31/01                       $  9,970                   $  9,522
     09/30/01                       $ 10,190                   $  8,684
     10/31/01                       $ 10,140                   $  8,851
     11/30/01                       $ 10,210                   $  9,376
     12/31/01                       $ 10,170                   $  9,436
     01/31/02                       $ 10,100                   $  9,152
     02/28/02                       $ 10,130                   $  9,074
     03/31/02                       $ 10,620                   $  9,477
     04/30/02                       $ 10,770                   $  9,158
     05/31/02                       $ 10,830                   $  9,180
     06/30/02                       $ 10,460                   $  8,625
     07/31/02                       $ 10,170                   $  7,899
     08/31/02                       $ 10,200                   $  7,915
     09/30/02                       $ 10,090                   $  7,046
     10/31/02                       $ 10,100                   $  7,568
     11/30/02                       $ 10,180                   $  7,977
     12/31/02                       $  9,980                   $  7,592
     01/31/03                       $  9,740                   $  7,363
     02/28/03                       $  9,680                   $  7,237
     03/31/03                       $  9,510                   $  7,217
     04/30/03                       $  9,430                   $  7,862
     05/31/03                       $  9,630                   $  8,315
     06/30/03                       $  9,740                   $  8,462
     07/31/03                       $  9,970                   $  8,635
     08/31/03                       $ 10,140                   $  8,824
     09/30/03                       $ 10,110                   $  8,880
     10/31/03                       $ 10,560                   $  9,409
     11/30/03                       $ 10,570                   $  9,554
     12/31/03                       $ 10,970                   $ 10,156
     01/31/04                       $ 11,080                   $ 10,321
     02/29/04                       $ 11,240                   $ 10,498
     03/31/04                       $ 11,260                   $ 10,432
     04/30/04                       $ 10,980                   $ 10,224
     05/31/04                       $ 10,970                   $ 10,324
     06/30/04                       $ 10,950                   $ 10,541
     07/31/04                       $ 10,670                   $ 10,199
     08/31/04                       $ 10,690                   $ 10,248
     09/30/04                       $ 10,900                   $ 10,445
     10/31/04                       $ 10,980                   $ 10,704
     11/30/04                       $ 11,310                   $ 11,271
     12/31/04                       $ 11,393                   $ 11,704
     01/31/05                       $ 11,253                   $ 11,443
     02/28/05                       $ 11,493                   $ 11,811
     03/31/05                       $ 11,393                   $ 11,587
     04/30/05                       $ 11,143                   $ 11,342
     05/31/05                       $ 11,103                   $ 11,552
     06/30/05                       $ 11,193                   $ 11,657
     07/31/05                       $ 11,433                   $ 12,067
     08/31/05                       $ 11,413                   $ 12,163
     09/30/05                       $ 11,524                   $ 12,483
     10/31/05                       $ 10,973                   $ 12,183


10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  ADVISOR CLASS(6)            10/31/05
---------------------------------------
  1-Year                        +2.75%
---------------------------------------
  3-Year                        +4.27%
---------------------------------------
  Since Inception (7/31/01)     +3.40%
---------------------------------------

ADVISOR CLASS (7/13/01-10/31/05)(6)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                TEMPLETON GLOBAL
                                LONG-SHORT FUND               MSCI WORLD
                                 ADVISOR CLASS                 INDEX(7)
                                ----------------              ----------
     07/31/01                       $ 10,000                   $ 10,000
     08/31/01                       $  9,970                   $  9,522
     09/30/01                       $ 10,190                   $  8,684
     10/31/01                       $ 10,140                   $  8,851
     11/30/01                       $ 10,210                   $  9,376
     12/31/01                       $ 10,180                   $  9,436
     01/31/02                       $ 10,120                   $  9,152
     02/28/02                       $ 10,150                   $  9,074
     03/31/02                       $ 10,650                   $  9,477
     04/30/02                       $ 10,800                   $  9,158
     05/31/02                       $ 10,870                   $  9,180
     06/30/02                       $ 10,510                   $  8,625
     07/31/02                       $ 10,220                   $  7,899
     08/31/02                       $ 10,250                   $  7,915
     09/30/02                       $ 10,160                   $  7,046
     10/31/02                       $ 10,170                   $  7,568
     11/30/02                       $ 10,250                   $  7,977
     12/31/02                       $ 10,060                   $  7,592
     01/31/03                       $  9,820                   $  7,363
     02/28/03                       $  9,760                   $  7,237
     03/31/03                       $  9,610                   $  7,217
     04/30/03                       $  9,530                   $  7,862
     05/31/03                       $  9,740                   $  8,315
     06/30/03                       $  9,860                   $  8,462
     07/31/03                       $ 10,090                   $  8,635
     08/31/03                       $ 10,270                   $  8,824
     09/30/03                       $ 10,250                   $  8,880
     10/31/03                       $ 10,700                   $  9,409
     11/30/03                       $ 10,720                   $  9,554
     12/31/03                       $ 11,130                   $ 10,156
     01/31/04                       $ 11,260                   $ 10,321
     02/29/04                       $ 11,420                   $ 10,498
     03/31/04                       $ 11,450                   $ 10,432
     04/30/04                       $ 11,180                   $ 10,224
     05/31/04                       $ 11,160                   $ 10,324
     06/30/04                       $ 11,150                   $ 10,541
     07/31/04                       $ 10,880                   $ 10,199
     08/31/04                       $ 10,900                   $ 10,248
     09/30/04                       $ 11,120                   $ 10,445
     10/31/04                       $ 11,220                   $ 10,704
     11/30/04                       $ 11,570                   $ 11,271
     12/31/04                       $ 11,661                   $ 11,704
     01/31/05                       $ 11,529                   $ 11,443
     02/28/05                       $ 11,772                   $ 11,811
     03/31/05                       $ 11,691                   $ 11,587
     04/30/05                       $ 11,438                   $ 11,342
     05/31/05                       $ 11,407                   $ 11,552
     06/30/05                       $ 11,509                   $ 11,657
     07/31/05                       $ 11,772                   $ 12,067
     08/31/05                       $ 11,772                   $ 12,163
     09/30/05                       $ 11,884                   $ 12,483
     10/31/05                       $ 11,529                   $ 12,183

ENDNOTES

THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. THE FUND'S PROSPECTUS ALSO CONTAINS A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge.

(5) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6) Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +5.87% and +4.68%.

(7) Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                                                              Annual Report | 11

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
  CLASS A                                         VALUE 4/30/05         VALUE 10/31/05     PERIOD* 4/30/05-10/31/05
--------------------------------------------------------------------------------------------------------------------
  Actual                                              $ 1,000              $ 1,006.20               $  7.89
--------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)            $ 1,000              $ 1,017.34               $  7.93
--------------------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------------------
  Actual                                              $ 1,000              $ 1,002.70               $ 11.51
--------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)            $ 1,000              $ 1,013.71               $ 11.57
--------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------
  Actual                                              $ 1,000              $ 1,008.00               $  6.53
--------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)            $ 1,000              $ 1,018.70               $  6.56
--------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.56%; B: 2.28%; and Advisor: 1.29%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 13

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL LONG-SHORT FUND

                                                           ------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
CLASS A                                                       2005          2004          2003          2002     2001(d)
                                                           ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................   $ 11.21      $  10.70       $ 10.17      $  10.14     $ 10.00
                                                           ------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a)........................      0.12          0.11         (0.05)        (0.02)      (0.01)

 Net realized and unrealized gains (losses) ............      0.15          0.40          0.58          0.05        0.15
                                                           ------------------------------------------------------------------
Total from investment operations .......................      0.27          0.51          0.53          0.03        0.14
                                                           ------------------------------------------------------------------
Less distributions from net investment income...........     (0.12)           --            --            --          --
                                                           ------------------------------------------------------------------
Redemption fees ........................................        --(c)         --(c)         --            --          --
                                                           ------------------------------------------------------------------
Net asset value, end of year ...........................   $ 11.36      $  11.21       $ 10.70      $  10.17     $ 10.14
                                                           ==================================================================

Total return(b) ........................................      2.37%         4.77%         5.21%         0.30%       1.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $92,835      $113,850       $93,194      $109,790     $32,235

Ratios to average net assets:*

 Expenses ..............................................      1.58%         1.52%         2.87%         2.83%       5.26%(e)

 Expenses net of waiver and payments by affiliate ......      1.58%         1.33%         2.87%         2.59%       2.38%(e)

 Net investment income (loss) ..........................      1.09%         0.98%        (0.50)%       (0.21)%     (0.45)%(e)

Portfolio turnover rate ................................    111.52%       200.64%       471.22%       572.56%     249.61%

Portfolio turnover rate excluding short sales ..........     71.34%        74.62%       175.68%       196.67%      15.76%

*Ratios to average net assets, excluding dividend expense on securities sold short:

 Expenses ..............................................      1.23%         1.30%         2.46%         2.63%       5.25%(e)

 Expenses net of waiver and payments by affiliate ......      1.23%         1.11%         2.46%         2.39%       2.37%(e)

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period July 31, 2001 (commencement of operations) to October 31,
      2001.

(e)   Annualized.


14 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND (CONTINUED)

                                                           ------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
CLASS B                                                       2005          2004          2003          2002     2001(d)
                                                           ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................   $ 10.98      $  10.55       $ 10.10      $  10.13     $ 10.00
                                                           ------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) .......................      0.04          0.03         (0.12)        (0.09)         --(e)

 Net realized and unrealized gains (losses) ............      0.14          0.40          0.57          0.06        0.13
                                                           ------------------------------------------------------------------
Total from investment operations .......................      0.18          0.43          0.45         (0.03)       0.13
                                                           ------------------------------------------------------------------
Less distributions from net investment income...........     (0.02)           --            --            --          --
                                                           ------------------------------------------------------------------
Redemption fees ........................................        --(c)         --(c)         --            --          --
                                                           ------------------------------------------------------------------
Net asset value, end of year ...........................   $ 11.14      $  10.98       $ 10.55      $  10.10     $ 10.13
                                                           ==================================================================

Total return(b) ........................................      1.76%         4.08%         4.55%        (0.30)%      1.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $36,590      $ 44,202       $46,270       $50,190     $10,489

Ratios to average net assets:*

 Expenses ..............................................      2.28%         2.19%         3.57%         3.49%       5.55%(f)

 Expenses net of waiver and payments by affiliate ......      2.28%         2.00%         3.57%         3.25%       2.67%(f)

 Net investment income (loss) ..........................      0.39%         0.31%        (1.20)%       (0.87)%     (0.13)%(f)

Portfolio tunrnover rate ...............................    111.52%       200.64%       471.22%       572.56%     249.61%

Portfolio turnover rate excluding short sales ..........     71.34%        74.62%       175.68%       196.67%      15.76%

*Ratios to average net assets, excluding dividend expense on securities sold short:

 Expenses ..............................................      1.93%         1.97%         3.16%         3.29%       5.54%(f)

 Expenses net of waiver and payments by affiliate ......      1.93%         1.78%         3.16%         3.05%       2.66%(f)

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period July 31, 2001 (commencement of operations) to October 31,
      2001.

(e)   Actual net investment loss per share was $(0.003).

(f)   Annualized.


                         Annual Report | See notes to financial statements. | 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND (CONTINUED)

                                                                                             -------------------------
                                                                                              YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                                                    2005       2004(d)
                                                                                             -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year.....................................................      $  11.22      $ 10.89
                                                                                             -------------------------
Income from investment operations:

 Net investment income(a) .............................................................          0.19         0.03

 Net realized and unrealized gains (losses)............................................          0.12         0.30
                                                                                             -------------------------
Total from investment operations ......................................................          0.31         0.33
                                                                                             -------------------------
Less distributions from net investment income..........................................         (0.16)          --
                                                                                             -------------------------
Redemption fees .......................................................................            --(c)        --(c)
                                                                                             -------------------------
Net asset value, end of year ..........................................................      $  11.37      $ 11.22
                                                                                             =========================

Total return(b) .......................................................................          2.75%        3.03%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................................................      $  3,096      $   366

Ratios to average net assets:*

 Expenses .............................................................................          1.28%        1.20%(e)

 Expenses net of waiver and payments by affiliate .....................................          1.28%        1.01%(e)

 Net investment income ................................................................          1.39%        1.30%(e)

Portfolio turnover rate ...............................................................        111.52%      200.64%

Portfolio turnover rate excluding short sales .........................................         71.34%       74.62%

*Ratios to average net assets, excluding dividend expense on securities sold short:

 Expenses .............................................................................          0.93%        0.98%(e)

 Expenses net of waiver and payments by affiliate .....................................          0.93%        0.79%(e)

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period August 2, 2004 (effective date) to October 31, 2004.

(e)   Annualized.


16 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005

-------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                  SHARES/CONTRACTS       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OPTIONS 92.4%
       AUSTRALIA 2.3%
       Alumina Ltd. .............................                Metals & Mining                         350,620   $  1,518,608
       Qantas Airways Ltd. ......................                    Airlines                            577,852      1,478,336
                                                                                                                   ------------
                                                                                                                      2,996,944
                                                                                                                   ------------
       CANADA 2.7%
       CAE Inc. .................................              Aerospace & Defense                       334,383      2,281,396
       MDS Inc. .................................        Health Care Providers & Services                 77,733      1,250,203
                                                                                                                   ------------
                                                                                                                      3,531,599
                                                                                                                   ------------
       FINLAND 3.0%
       Stora Enso OYJ, R ........................            Paper & Forest Products                     152,890      1,955,570
       UPM-Kymmene Corp. ........................            Paper & Forest Products                     103,980      2,010,546
                                                                                                                   ------------
                                                                                                                      3,966,116
                                                                                                                   ------------
       FRANCE 1.0%
       France Telecom SA ........................     Diversified Telecommunication Services              51,190      1,330,375
                                                                                                                   ------------
       GERMANY 4.6%
       Bayerische Motoren Werke AG ..............                  Automobiles                            29,620      1,288,552
       Muenchener Rueckversicherungs-Gesellschaft                    Insurance                            29,570      3,470,275
       Siemens AG ...............................            Industrial Conglomerates                     18,500      1,373,639
                                                                                                                   ------------
                                                                                                                      6,132,466
                                                                                                                   ------------
       HONG KONG 3.7%
       Bank of East Asia Ltd. ...................                Commercial Banks                        507,600      1,483,090
       Cheung Kong Holdings Ltd. ................                  Real Estate                           329,720      3,430,264
                                                                                                                   ------------
                                                                                                                      4,913,354
                                                                                                                   ------------
       INDIA 1.3%
       Satyam Computers Services Ltd. ...........                  IT Services                           131,200      1,764,519
                                                                                                                   ------------
       ISRAEL 0.9%
    (a)Check Point Software Technologies Ltd. ...                   Software                              52,986      1,184,767
                                                                                                                   ------------
       ITALY 3.1%
       Eni SpA ..................................          Oil, Gas & Consumable Fuels                   103,098      2,763,451
       Unicredito Italiano SpA ..................                Commercial Banks                        247,410      1,381,338
                                                                                                                   ------------
                                                                                                                      4,144,789
                                                                                                                   ------------
       JAPAN 8.7%
       Fuji Photo Film Co. Ltd. .................          Leisure Equipment & Products                   67,200      2,119,036
       Nikkei 225, Index, 12/09/05 ..............         Diversified Financial Services                     112         81,798
       Nomura Holdings Inc. .....................                Capital Markets                          67,600      1,025,747
       Olympus Corp. ............................        Health Care Equipment & Supplies                112,000      2,477,983
       Sohgo Security Services Co. Ltd. .........         Commercial Services & Supplies                 151,700      2,496,073
       Sony Corp. ...............................               Household Durables                        53,100      1,715,479
       Takeda Pharmaceutical Co. Ltd. ...........                Pharmaceuticals                          29,430      1,608,238
                                                                                                                   ------------
                                                                                                                     11,524,354
                                                                                                                   ------------
       NETHERLANDS 1.4%
       VNU NV ...................................                     Media                               57,600      1,831,849
                                                                                                                   ------------


                                                              Annual Report | 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL LONG-SHORT FUND                              INDUSTRY                   SHARES/CONTRACTS       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OPTIONS (CONT.)
       NORWAY 3.5%
       Norske Skogindustrier ASA, A .............            Paper & Forest Products                     123,529   $  1,760,924
    (a)Petroleum Geo-Services AS ................          Energy Equipment & Services                    32,290        818,863
       Telenor ASA ..............................     Diversified Telecommunication Services             204,790      1,998,673
    (b)Telenor ASA, 144A ........................     Diversified Telecommunication Services               1,810         17,665
                                                                                                                   ------------
                                                                                                                      4,596,125
                                                                                                                   ------------
       PORTUGAL 0.5%
       Portugal Telecom SGPS SA .................     Diversified Telecommunication Services              73,970        668,585
                                                                                                                   ------------
       SINGAPORE 0.8%
       DBS Group Holdings Ltd. ..................                Commercial Banks                        118,000      1,065,887
                                                                                                                   ------------
       SOUTH AFRICA 0.5%
       Sappi Ltd., ADR ..........................            Paper & Forest Products                      74,280        726,458
                                                                                                                   ------------
       SOUTH KOREA 9.2%
       Halla Climate Control Co. Ltd. ...........                Auto Components                         191,620      1,844,618
       Hana Bank ................................                Commercial Banks                         42,550      1,528,376
    (b)Hana Bank, 144A .......................                   Commercial Banks                         16,520        593,391
       Korea Kospi 200 Index, Nov. 145 Puts,
         11/10/05 ...............................         Diversified Financial Services                     983        111,106
       KT Corp., ADR ............................     Diversified Telecommunication Services              61,204      1,318,946
       LG Electronics Inc. ......................               Household Durables                        23,230      1,506,390
       Samsung Electronics Co. Ltd. .............    Semiconductors & Semiconductor Equipment              3,870      2,046,207
       Shinhan Financial Group Co. Ltd. .........                Commercial Banks                         60,350      2,011,667
       SK Telecom Co. Ltd. ......................      Wireless Telecommunication Services                 7,210      1,294,899
                                                                                                                   ------------
                                                                                                                     12,255,600
                                                                                                                   ------------
       SPAIN 0.8%
       Repsol YPF SA ............................          Oil, Gas & Consumable Fuels                    37,310      1,110,981
                                                                                                                   ------------
       SWEDEN 1.4%
       Securitas AB, B ..........................         Commercial Services & Supplies                 122,310      1,858,079
                                                                                                                   ------------
       TAIWAN 5.0%
       Chunghwa Telecom Co. Ltd., ADR ...........     Diversified Telecommunication Services              58,370      1,010,968
       Compal Electronics Inc., GDR, Reg S ......            Computers & Peripherals                     245,069      1,171,430
       D-Link Corp. .............................            Communications Equipment                  2,030,600      2,196,943
       Giant Manufacturing Co. ..................          Leisure Equipment & Products                  899,000      1,500,499
       Mega Financial Holdings Co. Ltd. .........                Commercial Banks                      1,116,000        730,108
                                                                                                                   ------------
                                                                                                                      6,609,948
                                                                                                                   ------------
       THAILAND 0.6%
       BEC World Public Co. Ltd., fgn. ..........                     Media                            1,990,900        742,072
                                                                                                                   ------------
       UNITED KINGDOM 18.4%
       BAE Systems PLC ..........................              Aerospace & Defense                       475,524      2,782,590
       BHP Billiton PLC .........................                Metals & Mining                          71,160      1,046,360
       Boots Group PLC ..........................            Food & Staples Retailing                    142,356      1,553,868
    (c)BP PLC ...................................          Oil, Gas & Consumable Fuels                   253,175      2,797,118
    (c)British Sky Broadcasting Group PLC .......                     Media                              304,179      2,746,659
       Compass Group PLC ........................         Hotels, Restaurants & Leisure                  397,520      1,337,266
    (c)GlaxoSmithKline PLC ......................                Pharmaceuticals                         109,033      2,835,862


18 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

--------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL LONG-SHORT FUND                              INDUSTRY                   SHARES/CONTRACTS      VALUE
--------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OPTIONS (CONT.)
       UNITED KINGDOM (CONT.)
       Pearson PLC ..............................                     Media                              167,599   $  1,863,530
       Royal Dutch Shell PLC, B .................          Oil, Gas & Consumable Fuels                    77,631      2,531,804
       Smiths Group PLC .........................            Industrial Conglomerates                    130,820      2,113,549
       Vodafone Group PLC .......................      Wireless Telecommunication Services             1,035,137      2,717,051
                                                                                                                   -------------
                                                                                                                     24,325,657
                                                                                                                   -------------
       UNITED STATES 19.0%
    (c)American International Group Inc. ........                   Insurance                             33,090      2,144,232
(a),(c)BEA Systems Inc. .........................                    Software                            199,670      1,761,089
(a),(c)BMC Software Inc. ........................                    Software                             67,408      1,320,523
    (c)Bristol-Myers Squibb Co. .................                Pharmaceuticals                          57,580      1,218,969
(a),(c)Cadence Design Systems Inc. ..............                    Software                             88,070      1,409,120
(a),(c)Convergys Corp. ..........................                  IT Services                           107,510      1,747,037
(a),(c)DIRECTV Group Inc. .......................                     Media                              172,290      2,449,964
    (c)El Paso Corp. ............................                 Gas Utilities                          125,200      1,484,872
(a),(c)Input/Output Inc. ........................          Energy Equipment & Services                   190,300      1,461,504
       JPMorgan Chase & Co. .....................         Diversified Financial Services                  36,940      1,352,743
    (c)Merck & Co. Inc. .........................                Pharmaceuticals                          39,110      1,103,684
    (c)Merrill Lynch & Co. Inc. .................                Capital Markets                          31,250      2,023,125
    (c)News Corp., A ............................                     Media                               45,850        653,362
       Raytheon Co. .............................              Aerospace & Defense                        36,520      1,349,414
(a),(c)Seitel Inc. ..............................          Energy Equipment & Services                   722,600      1,134,482
(a),(c)Sharper Image Corp. ......................                Specialty Retail                        110,390      1,124,874
    (c)Torchmark Corp. ..........................                   Insurance                             26,720      1,411,617
                                                                                                                   -------------
                                                                                                                     25,150,611
                                                                                                                   -------------
       TOTAL COMMON STOCKS AND OPTIONS
       (COST $108,949,351).......................                                                                   122,431,135
                                                                                                                   -------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
       SHORT TERM INVESTMENT (COST $4,000,000) 3.0%
       UNITED STATES 3.0%
       Deutsche Bank AG, Time Deposit, 4.02%,
         11/01/05 ...............................                                               $      4,000,000      4,000,000
                                                                                                                   -------------
       TOTAL INVESTMENTS (COST $112,949,351) 95.4%                                                                  126,431,135
       SECURITIES SOLD SHORT  (16.1)%............                                                                   (21,287,075)
       OTHER ASSETS, LESS LIABILITIES 20.7% .....                                                                    27,377,224
                                                                                                                   -------------
       NET ASSETS 100.0%.........................                                                                  $132,521,284
                                                                                                                   =============
                                                                                                ----------------
                                                                                                     SHARES
                                                                                                ----------------
    (d)SECURITIES SOLD SHORT 16.1%
       AUSTRALIA 1.1%
       Coles Myer Ltd. ..........................            Food & Staples Retailing                    101,090        758,472
       Foster's Group Ltd. ......................                   Beverages                            172,550        748,640
                                                                                                                   -------------
                                                                                                                      1,507,112
                                                                                                                   -------------


                                                              Annual Report | 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL LONG-SHORT FUND                              INDUSTRY                        SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
       SECURITIES SOLD SHORT (CONT.)
       DENMARK 1.0%
       Danisco AS ...............................                 Food Products                           20,820   $  1,329,214
                                                                                                                   ------------
       GERMANY 1.1%
       Lanxess AG ...............................                   Chemicals                             48,030      1,396,797
                                                                                                                   ------------
       HONG KONG 0.5%
       Cathay Pacific Airways Ltd. ..............                    Airlines                            401,000        628,490
                                                                                                                   ------------
       NETHERLANDS 1.7%
       Heineken NV ..............................                   Beverages                             71,760      2,273,575
                                                                                                                   ------------
       SWITZERLAND 0.7%
       Swisscom AG ..............................     Diversified Telecommunication Services               2,770        912,266
                                                                                                                   ------------
       UNITED KINGDOM 2.5%
       Northern Rock PLC ........................           Thrifts & Mortgage Finance                   159,780      2,247,614
       Rio Tinto PLC ............................                Metals & Mining                          19,400        739,865
       Tate & Lyle PLC ..........................                 Food Products                           40,950        336,054
                                                                                                                   ------------
                                                                                                                      3,323,533
                                                                                                                   ------------
       UNITED STATES 7.5%
       Dillard's Inc., A ........................                Multiline Retail                         32,810        679,495
       Energy Select Sector SPDR Fund ...........         Diversified Financial Services                  21,497      1,049,484
       Golden West Financial Corp. ..............           Thrifts & Mortgage Finance                    29,280      1,719,614
       MGM Mirage Inc. ..........................         Hotels, Restaurants & Leisure                   42,380      1,583,741
       Northrop Grumman Corp. ...................              Aerospace & Defense                        27,000      1,448,550
       Oracle Corp. .............................                    Software                             77,450        982,066
       S&P 500 Depository Receipt ...............         Diversified Financial Services                  11,372      1,366,118
       Washington Mutual Inc. ...................           Thrifts & Mortgage Finance                    27,450      1,087,020
                                                                                                                   ------------
                                                                                                                      9,916,088
                                                                                                                   ------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $21,515,862)                                                          $ 21,287,075
                                                                                                                   ============

SELECTED PORTFOLIO ABBREVIATIONS
ADR  - American Depository Receipt
GDR  - Global Depository Receipt
SPDR - S&P Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2005, the value of these securities was $611,056, representing 0.46% of net assets.

(c) See Note 1(e) regarding securities segregated with broker for securities sold short.

(d)   See Note 1(e) regarding securities sold short.


20 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

                                                                                                -----------------
                                                                                                TEMPLETON GLOBAL
                                                                                                LONG-SHORT FUND
                                                                                                -----------------
Assets:
 Investments in securities:
  Cost........................................................................................  $    112,949,351
                                                                                                =================
  Value.......................................................................................  $    126,431,135
 Cash.........................................................................................         1,702,101
 Foreign currency, at value (cost $180,111)...................................................           134,616
 Receivables:
  Capital shares sold.........................................................................           216,165
  Dividends and interest......................................................................           245,832
 Cash on deposit with brokers for securities sold short.......................................        25,978,484
                                                                                                -----------------
      Total assets............................................................................  $    154,708,333
                                                                                                -----------------
Liabilities:
 Payables:
  Investment securities purchased.............................................................           253,444
  Capital shares redeemed.....................................................................           453,537
  Affiliates..................................................................................           152,213
 Securities sold short, at value (proceeds $21,515,862).......................................        21,287,075
 Accrued expenses and other liabilities.......................................................            40,780
                                                                                                -----------------
      Total liabilities.......................................................................        22,187,049
                                                                                                -----------------
        Net assets, at value..................................................................  $    132,521,284
                                                                                                =================
Net assets consist of:
 Paid-in capital..............................................................................  $    118,641,488
 Undistributed net investment income..........................................................         1,218,760
 Net unrealized appreciation (depreciation)...................................................        13,668,611
 Accumulated net realized gain (loss).........................................................        (1,007,575)
                                                                                                -----------------
        Net assets, at value..................................................................  $    132,521,284
                                                                                                =================
CLASS A:
 Net assets, at value.........................................................................  $     92,835,167
                                                                                                =================
 Shares outstanding...........................................................................         8,170,733
                                                                                                =================
 Net asset value per share(a).................................................................  $          11.36
                                                                                                =================
 Maximum offering price per share (net asset value per share / 94.25%)........................  $          12.05
                                                                                                =================
CLASS B:
 Net assets, at value.........................................................................  $     36,589,863
                                                                                                =================
 Shares outstanding...........................................................................         3,283,194
                                                                                                =================
 Net asset value and maximum offering price per share(a)......................................  $          11.14
                                                                                                =================
ADVISOR CLASS:
 Net assets, at value.........................................................................  $      3,096,254
                                                                                                =================
 Shares outstanding...........................................................................           272,304
                                                                                                =================
 Net asset value and maximum offering price per share(a)......................................  $          11.37
                                                                                                =================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENT OF OPERATIONS
for the year ended October 31, 2005

                                                                                                -----------------
                                                                                                TEMPLETON GLOBAL
                                                                                                 LONG-SHORT FUND
                                                                                                -----------------
Investment income:
 Dividends (net of foreign taxes of $244,104).................................................  $      2,830,550
 Interest.....................................................................................         1,275,148
 Other income (Note 8)........................................................................               124
                                                                                                -----------------
      Total investment income.................................................................         4,105,822
                                                                                                -----------------
Expenses:
 Management fees (Note 3a)....................................................................           770,204
 Administrative fees (Note 3b)................................................................           308,235
 Distribution fees (Note 3c)
  Class A.....................................................................................           320,164
  Class B.....................................................................................           419,231
 Transfer agent fees (Note 3e)................................................................           175,600
 Custodian fees (Note 4)......................................................................            42,913
 Reports to shareholders......................................................................            35,000
 Registration and filing fees.................................................................            44,002
 Professional fees............................................................................            49,052
 Trustees' fees and expenses..................................................................             4,600
 Dividends on securities sold short...........................................................           541,369
 Other........................................................................................             4,800
                                                                                                -----------------
      Total expenses..........................................................................         2,715,170
      Expense reductions (Note 4).............................................................            (4,419)
                                                                                                -----------------
        Net expenses..........................................................................         2,710,751
                                                                                                -----------------
          Net investment income...............................................................         1,395,071
                                                                                                -----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments.................................................................................         6,370,420
  Foreign currency transactions...............................................................          (144,201)
  Securities sold short.......................................................................        (6,329,493)
                                                                                                -----------------
      Net realized gain (loss)................................................................          (103,274)
                                                                                                -----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments.................................................................................         2,697,721
  Translation of assets and liabilities denominated in foreign currencies.....................           (60,198)
                                                                                                -----------------
      Net change in unrealized appreciation (depreciation)....................................         2,637,523
                                                                                                -----------------
Net realized and unrealized gain (loss).......................................................         2,534,249
                                                                                                -----------------
Net increase (decrease) in net assets resulting from operations...............................  $      3,929,320
                                                                                                =================


22 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                ---------------------------------
                                                                                                TEMPLETON GLOBAL LONG-SHORT FUND
                                                                                                ---------------------------------
                                                                                                     YEAR ENDED OCTOBER 31,
                                                                                                      2005             2004
                                                                                                ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................  $      1,395,071   $   1,195,445
  Net realized gain (loss) from investments, foreign currency transactions
   and securities sold short  ................................................................          (103,274)      8,581,882
  Net change in unrealized appreciation (depreciation) on investments, translation of assets
   and liabilities denominated in foreign currencies and deferred taxes ......................         2,637,523      (3,711,391)
                                                                                                ---------------------------------
      Net increase (decrease) in net assets resulting from operations ........................         3,929,320       6,065,936
                                                                                                ---------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................................        (1,109,636)             --
   Class B ...................................................................................           (90,589)             --
   Advisor Class..............................................................................            (9,649)             --
                                                                                                ---------------------------------
 Total distributions to shareholders..........................................................        (1,209,874)             --
                                                                                                ---------------------------------

 Capital share transactions: (Note 2)
   Class A ...................................................................................       (22,915,300)     16,387,405
   Class B ...................................................................................        (8,361,905)     (3,863,454)
   Advisor Class .............................................................................         2,660,724         364,067
                                                                                                ---------------------------------
 Total capital share transactions ............................................................       (28,616,481)     12,888,018
                                                                                                ---------------------------------

 Redemption fees .............................................................................               384              17
                                                                                                ---------------------------------
      Net increase (decrease) in net assets ..................................................       (25,896,651)     18,953,971
Net assets:
 Beginning of year ...........................................................................       158,417,935     139,463,964
                                                                                                ---------------------------------
 End of year .................................................................................  $    132,521,284   $ 158,417,935
                                                                                                =================================
Undistributed net investment income included in net assets:
 End of year .................................................................................  $      1,218,760   $   1,172,640
                                                                                                =================================


                         Annual Report | See notes to financial statements. | 23

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two separate series. The Templeton Global Long-Short Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short-term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


24 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                              Annual Report | 25

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counter party any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

F. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


26 |  Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report | 27

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                      ----------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                                  2005                        2004
                                      ----------------------------------------------------------
                                         SHARES          AMOUNT         SHARES       AMOUNT
                                      ----------------------------------------------------------
CLASS A SHARES:
 Shares sold .......................     2,195,069    $ 25,187,745     4,203,049   $ 46,950,944
 Shares issued in reinvestment of
   distributions ...................        63,184         716,502            --             --
 Shares redeemed ...................    (4,243,025)    (48,819,547)   (2,756,426)   (30,563,539)
                                      ----------------------------------------------------------
 Net increase (decrease) ...........    (1,984,772)   $(22,915,300)    1,446,623   $ 16,387,405
                                      ==========================================================
CLASS B SHARES:
 Shares sold .......................       213,275    $  2,420,042       476,397   $  5,249,356
 Shares issued in reinvestment of
  distributions ....................         6,210          69,551            --             --
 Shares redeemed ...................      (960,658)    (10,851,498)     (835,885)    (9,112,810)
                                      ----------------------------------------------------------
 Net increase (decrease) ...........      (741,173)   $ (8,361,905)     (359,488)  $ (3,863,454)
                                      ==========================================================


28 |  Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                      ---------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                                  2005                        2004(a)
                                      ---------------------------------------------------------
                                         SHARES          AMOUNT         SHARES       AMOUNT
                                      ---------------------------------------------------------
ADVISOR CLASS:
 Shares sold .......................       877,306    $ 10,050,282        32,626   $    364,067
 Shares issued in reinvestment of
  distributions ....................            55             621            --             --
 Shares redeemed ...................      (637,683)     (7,390,179)           --             --
                                      ---------------------------------------------------------
 Net increase (decrease) ...........       239,678    $  2,660,724        32,626   $    364,067
                                      =========================================================

(a) For the period August 2, 2004 (commencement of operations) to October 31, 2004.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
 SUBSIDIARY                                                          AFFILIATION
----------------------------------------------------------------------------------------------
 Franklin Advisers, Inc. (Advisers)                                  Investment manager
 Templeton Global Advisors Limited (TGAL)                            Investment manager
 Franklin Templeton Services, LLC (FT Services)                      Administrative manager
 Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
 Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent


                                                              Annual Report | 29

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays Advisers an investment management fee comprised of a "base fee" and a "performance adjustment". The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the Fund's total return exceeded or lagged its benchmark, the Morgan Stanley Capital International World Index, (the "Fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the Fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year. For the period, the total annualized management fee rate, including the performance adjustment, was 0.50% of average daily net assets.

Under a subadvisory agreement, TGAL, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ..................................................  0.35%
Class B ..................................................  1.00%


30 |  Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received(a) .........................   $ 32,155
Contingent deferred sales charges retained ............   $171,246

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $175,600, of which $106,046 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At October 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At October 31, 2005, the capital loss carryforwards were as follows:

Capital loss carryovers expiring in:
 2011 .....................................    $878,062
 2013 .....................................      83,596
                                               ========
                                               $961,658
                                               ========

The tax character of distributions paid during the years ended October 31, 2005 and 2004, was as follows:
                                             ------------------------
                                                2005          2004
                                             ------------------------
Distributions paid from:
 Ordinary income.......................      $1,209,874        $--

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, dividends on securities sold short, and amortization of organization costs.


                                                              Annual Report | 31

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

5. INCOME TAXES (CONTINUED)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and dividends on securities sold short.

At October 31, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $112,995,268
                                                            =============

Unrealized appreciation .................................   $ 17,618,722
Unrealized depreciation .................................     (4,182,855)
                                                            -------------
Net unrealized appreciation (depreciation)...............   $ 13,435,867
                                                            -------------

Distributable earnings - undistributed ordinary income ..   $  1,219,724
                                                            =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended October 31, 2005, aggregated $111,625,732 and $84,991,376, respectively.

7. RISK OF INVESTING IN FOREIGN SECURITIES

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


32 |  Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 33

FRANKLIN TEMPLETON INTERNATIONAL TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL LONG-SHORT FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Long-Short Fund (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
December 12, 2005


34 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

TAX DESIGNATION (UNAUDITED)

TEMPLETON GLOBAL LONG-SHORT FUND

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $2,529,125 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854 (b)(2) of the Code, the Fund designates 30.03% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 2005.

At October 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the tables below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B and Advisor Class shareholders of record.

Record Date: 12/15/2005

-------------------------------------------------------------------------------------------------------------
                                                                             CLASS A

                                                            FOREIGN TAX      FOREIGN            FOREIGN
                                                               PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
  COUNTRY                                                    PER SHARE      PER SHARE          PER SHARE
-------------------------------------------------------------------------------------------------------------
  Australia ..............................................   $0.0000        $0.0055            $0.0055
  Canada .................................................    0.0007         0.0022             0.0022
  China ..................................................    0.0000         0.0006             0.0000
  Finland ................................................    0.0004         0.0013             0.0013
  France .................................................    0.0000         0.0002             0.0002
  Hong Kong ..............................................    0.0000         0.0075             0.0000
  India ..................................................    0.0000         0.0011             0.0011
  Italy ..................................................    0.0022         0.0066             0.0066
  Japan ..................................................    0.0009         0.0056             0.0056
  Mexico .................................................    0.0000         0.0012             0.0012
  Netherlands ............................................    0.0007         0.0019             0.0019
  Norway .................................................    0.0007         0.0021             0.0021
  Portugal ...............................................    0.0005         0.0018             0.0018
  Singapore ..............................................    0.0004         0.0013             0.0000
  South Africa ...........................................    0.0000         0.0007             0.0007
  South Korea ............................................    0.0065         0.0173             0.0160
  Spain ..................................................    0.0003         0.0009             0.0009


                                                              Annual Report | 35

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-------------------------------------------------------------------------------------------------------------
                                                                             CLASS A

                                                            FOREIGN TAX      FOREIGN            FOREIGN
                                                               PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
  COUNTRY                                                    PER SHARE      PER SHARE          PER SHARE
-------------------------------------------------------------------------------------------------------------
  Sweden..................................................    0.0006         0.0016             0.0016
  Switzerland.............................................    0.0005         0.0016             0.0016
  Taiwan..................................................    0.0067         0.0139             0.0034
  Thailand................................................    0.0001         0.0003             0.0003
  United Kingdom..........................................    0.0000         0.0302             0.0302
                                                            -------------------------------------------------
  TOTAL...................................................   $0.0212        $0.1054            $0.0842
                                                            =================================================

-------------------------------------------------------------------------------------------------------------
                                                                             CLASS B

                                                            FOREIGN TAX      FOREIGN            FOREIGN
                                                               PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
  COUNTRY                                                    PER SHARE      PER SHARE          PER SHARE
-------------------------------------------------------------------------------------------------------------
  Australia...............................................   $0.0000        $0.0025            $0.0025
  Canada..................................................    0.0007         0.0010             0.0010
  China...................................................    0.0000         0.0003             0.0000
  Finland.................................................    0.0004         0.0006             0.0006
  France..................................................    0.0000         0.0001             0.0001
  Hong Kong...............................................    0.0000         0.0034             0.0000
  India...................................................    0.0000         0.0005             0.0005
  Italy...................................................    0.0022         0.0030             0.0030
  Japan...................................................    0.0009         0.0025             0.0025
  Mexico..................................................    0.0000         0.0005             0.0005
  Netherlands.............................................    0.0007         0.0009             0.0009
  Norway..................................................    0.0007         0.0009             0.0009
  Portugal................................................    0.0005         0.0008             0.0008
  Singapore...............................................    0.0004         0.0006             0.0000
  South Africa............................................    0.0000         0.0003             0.0003
  South Korea.............................................    0.0065         0.0078             0.0072
  Spain...................................................    0.0003         0.0004             0.0004
  Sweden..................................................    0.0006         0.0007             0.0007
  Switzerland.............................................    0.0005         0.0007             0.0007
  Taiwan..................................................    0.0067         0.0062             0.0015
  Thailand................................................    0.0001         0.0001             0.0001
  United Kingdom..........................................    0.0000         0.0135             0.0135
                                                            -------------------------------------------------
  TOTAL...................................................   $0.0212        $0.0473            $0.0377
                                                            =================================================

-------------------------------------------------------------------------------------------------------------
                                                                              ADVISOR CLASS

                                                            FOREIGN TAX      FOREIGN            FOREIGN
                                                               PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
  COUNTRY                                                    PER SHARE      PER SHARE          PER SHARE
-------------------------------------------------------------------------------------------------------------
  Australia...............................................   $0.0000        $0.0068            $0.0068
  Canada..................................................    0.0007         0.0027             0.0027
  China...................................................    0.0000         0.0008             0.0000
  Finland.................................................    0.0004         0.0016             0.0016
  France..................................................    0.0000         0.0002             0.0002
  Hong Kong...............................................    0.0000         0.0093             0.0000
  India...................................................    0.0000         0.0013             0.0013
  Italy...................................................    0.0022         0.0082             0.0082
  Japan...................................................    0.0009         0.0069             0.0069
  Mexico..................................................    0.0000         0.0015             0.0015
  Netherlands.............................................    0.0007         0.0024             0.0024


36 |  Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

-------------------------------------------------------------------------------------------------------------
                                                                              ADVISOR CLASS

                                                            FOREIGN TAX      FOREIGN            FOREIGN
                                                               PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
  COUNTRY                                                    PER SHARE      PER SHARE          PER SHARE
-------------------------------------------------------------------------------------------------------------
  Norway..................................................    0.0007         0.0026             0.0026
  Portugal................................................    0.0005         0.0022             0.0022
  Singapore...............................................    0.0004         0.0016             0.0000
  South Africa............................................    0.0000         0.0009             0.0009
  South Korea.............................................    0.0065         0.0214             0.0198
  Spain...................................................    0.0003         0.0011             0.0011
  Sweden..................................................    0.0006         0.0020             0.0020
  Switzerland.............................................    0.0005         0.0020             0.0020
  Taiwan..................................................    0.0067         0.0172             0.0042
  Thailand................................................    0.0001         0.0004             0.0004
  United Kingdom..........................................    0.0000         0.0374             0.0374
                                                            -------------------------------------------------
  TOTAL...................................................   $0.0212        $0.1305            $0.1042
                                                            =================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate) or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                              Annual Report | 37

FRANKLIN TEMPLETON INTERNATIONAL TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee         Since 1991         140                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee         Since 1991         141                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee         Since 1998         136                        Director, Amerada Hess Corporation
One Franklin Parkway                                                                           (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                       gas), H.J. Heinz Company (processed
                                                                                               foods and allied products), RTI
                                                                                               International Metals, Inc. (manufac-
                                                                                               ture and distribution of titanium),
                                                                                               Canadian National Railway (railroad),
                                                                                               and White Mountains Insurance
                                                                                               Group, Ltd. (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee         Since 1991         114                        Director, The California Center for
One Franklin Parkway                                                                           Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Trustee         Since 1992         140                        Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                               (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004); and
                                                                                               Spacehab, Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and     Trustee since      140                        None
One Franklin Parkway             Chairman of     1991 and
San Mateo, CA 94403-1906         the Board       Chairman of the
                                                 Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee,        Trustee since      124                        None
One Franklin Parkway             President and   1991, President
San Mateo, CA 94403-1906         Chief Executive since 1993 and
                                 Officer-        Chief Executive
                                 Investment      Officer-Investment
                                 Management      Management
                                                 since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1993         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer-Finance
                                 and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)            Secretary       Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer of 33 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Legal Counsel, Atlas Advisers, Inc. (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President- Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

** We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 43

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
 Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
 Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
New York Intermediate-Term
 Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

/_/   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL
LONG-SHORT FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUB-ADVISOR

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 A2005 12/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $59,746 for the fiscal year ended October 31, 2005 and $58,362 for the fiscal year ended October 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended October 31, 2005 and $48,579 for the fiscal year ended October 31, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended October 31, 2005 and $0 for the fiscal year ended October 31, 2004.
The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2005 and $408 for the fiscal year ended October 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended October 31, 2005 and $159,592 for the fiscal year ended October 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended October 31, 2005 and $208,579 for the fiscal year ended October 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

    ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 19, 2005